UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  February 28, 2019

Item 1. Reports to Stockholders.
Semi-Annual Report  |  February 28, 2019

Performance Trust Strategic Bond
Fund (Symbol: PTIAX, PTAOX, PTCOX) and
Performance Trust Municipal Bond
Fund (Symbols: PTIMX, PTRMX)

© 2019 PT Asset Management, LLC. All Rights Reserved.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-877-738-9095.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-877-738-9095 to request that you continue to receive paper copies of your shareholder reports.

Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Performance Trust Funds you hold.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Institutional Class of Performance Trust Strategic Bond Fund (PTIAX) Semi-Annual Management
Discussion and Analysis:  9/1/2018 – 2/28/2019

For the six-month period ended February 28, 2019, the Institutional Class of Performance Trust Strategic Bond Fund (“PTIAX” or the “Fund”) posted a return of 1.96%, assuming all dividends were reinvested into the Fund. The Bloomberg Barclays Aggregate Bond Index returned 1.99% over the same time period, and the Morningstar Multisector US Bond category returned 1.72%.

Interest rates were generally down during the period with 5-year Treasuries down 23 basis points (0.23%) and 10-year Treasuries down 14 basis points (0.14%). Rates on the very short and very long end, however, actually rose, resulting in a very unusual, partly inverted yield curve. While the inversion is fairly mild (2.54% for a 1-year Treasury compared to 2.51% for a 5-year Treasury), it is always strange when investors are willing to take more interest rate risk for less yield. This is typically interpreted as a desire by investors to lock in rates they believe to be attractive over the longer term. In other words, the market doesn’t seem to be too worried about rising interest rates.

The graph below shows the Treasury yield curve at the beginning of the period (blue line) and the end (red line).

3.20
3.10
3.00
2.90
2.80
2.70
2.60
2.50
2.40
2.30
2.20
Percent
8/31/18
2/28/19
1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25 26 27 28 29 30
Years to Maturity

Breaking down the performance within the Fund, our best performing asset class was tax-exempt municipal bonds. The bonds in this category were up more than 3.50% over the six-month period.  Yields on municipal bonds were down more aggressively than on Treasuries, and these are typically some of our longer duration assets. Prices rose accordingly. Other long dated asset classes (taxable municipal bonds and corporates) also performed well returning around 2.90% over the period.

The primary reason for the Fund’s slight underperformance of the Bloomberg Barclays Aggregate Bond Index was the performance of the non-agency Residential Mortgage Backed Securities (RMBS), still the single largest allocation in the Fund’s portfolio. Bonds in this category returned just 1.27% over the period as the asset class suffered from some spread widening in the last few months of 2018.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

	8/31/2018	2/28/2019
Non-Agency RMBS	32.53%	29.81%
CLOs	2.20%	3.89%
CMBS	19.74%	23.69%
ABS	0.36%	1.21%
Sub-total Structured Credit	54.83%	58.6%
Cash	2.84%	1.18%
Treasuries	3.17%	4.15%
Corporate Bonds	9.10%	4.25%
Tax-Exempt Municipal Bonds	11.94%	15.38%
Taxable Municipal Bonds	17.68%	16.12%
Other	0.44%	0.32%

Looking Forward
With the general decline in interest rates over the period, it was our longer duration assets that “kept us in the game” and allowed us to perform generally in line with the Bloomberg Barclays Aggregate Bond Index.  Going forward, however, it is the shorter end of the yield curve that has our attention. Bonds pricing off of the very short end (1-2 years) have almost never been a meaningful piece of PTIAX, but given the partial inversion, such bonds can no longer be ignored.

The lack of slope in the curve makes taking efficient interest rate risk much more difficult. We believe a barbell strategy, combining very short bonds with longer assets, is likely to be more effective than owning bonds in the belly of the curve. We have recently begun to add asset-backed securities (ABS) with durations of a little over one year to the Fund’s portfolio. We are also likely to add seasoned, and thus shorter, Commercial Mortgage Backed Securities (CMBS) to the mix as well.

While non-agency RMBS certainly lagged over the past six months, it remains one of our favorite asset classes. Fundamentals continue to improve with long-term delinquencies falling, and loan-to-value ratios approaching 50% in the bonds we own. Given the quality of the collateral, we generally regard any spread widening in the market as a likely buying opportunity.

Institutional Class of Performance Trust Municipal Bond Fund (PTIMX) Semi-Annual Management
Discussion and Analysis:  9/1/2018 – 2/28/2019

For the six-month period ended February 28, 2019, the Institutional Class of Performance Trust Municipal Bond Fund (“PTIMX” or the “Fund”) returned 2.60%, assuming dividends were reinvested, outperforming the Bloomberg Barclays Municipal Bond Index’s return of 2.34%. Municipal 10-year rates fell by 38 basis points (0.38%) over the period, while longer maturities fell by 13 basis points (0.13%), leading to a steeper municipal bond yield curve. PTIMX’s higher sensitivity to interest rates (PTIMX has a modified duration that is 1.2 years higher than the Bloomberg Barclays Municipal Bond Index) boosted relative performance. Investments in targeted high yield issuers, such as Puerto Rico’s newly restructured sales tax bonds, also contributed to positive performance. While PTIMX performed well over the last six months on a relative basis, performance was restrained by the Fund’s barbell positioning to the short and long duration bonds, which had the least appreciation due to the steepening yield curve.

Over the last six months, volatility whipsawed markets as investors weighed the impact of slowing global growth, trade wars with China, Brexit, the Federal Reserve doubling back on rate policy, midterm elections, and the government shutdown. As a result of the myriad of headlines, investors fled to Treasuries in a flight to quality in the final months of 2018. As the new year began, however, investors pushed back into risky securities, causing interest rates to rise modestly. The net effect of investor sentiment over the last six months was a Treasury rally, which municipal bonds took hold of. Continued demand from shorter separately managed accounts, whose appetite for tax exempt income has increased after a cap in state and local tax deductions, and lack of demand from institutional accounts that benefit less from tax exempt income due to lower corporate tax rates, created additional steepness in the municipal curve. Municipal bonds were further buoyed by record inflows and limited seasonal supply in 2019.

As the yield curve continues to steepen, bonds with longer maturities have become more attractive total return opportunities than bonds with shorter maturities. We started selling shorter tax exempt bonds and replacing them with longer tax exempt bonds that have better spread tightening and exhibit current income opportunities. To prudently diversify against interest rate risk, we have maintained the Fund’s position in short, high yield tax exempt bonds. In addition, we have added a nominal amount of short taxable debt (as permitted by our guidelines) to take potential advantage of the flat taxable yield curve, which compares favorably in shorter maturities than to the steep municipal yield curve. We have been able to purchase short taxable bonds that have an after tax total return profile that are viewed as a better alternative to short tax exempt bonds. We intend to keep the taxable portion of PTIMX limited and continue to manage the portfolio to optimize total return potential on an after tax basis. PTIMX aims to produce strong relative performance across multiple interest rate scenarios. Therefore, our general strategy is to be agnostic to interest rate

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

movements. Shape Management®, our proprietary investment tool, allows us to view the current rate environment through unbiased lenses. It is through these lenses that we attempt to optimize total return against risk.

Risk Management for the Funds
The Portfolio Management team employs Shape Management® as a key component of our investment process. Shape Management® is a proprietary means of applying total return scenario analysis to both individual bonds and portfolios of bonds. Total return scenario analysis applies various interest rate shifts, yield curve slope analysis, reinvestment rate assumptions and probability analysis to determine a bond’s “shape”, or how we believe that bond will perform in various interest rate environments.

We measure the risk of the portfolio on both an individual bond and portfolio level. Interest rate and credit spread volatility effects are measured by evaluating portfolio performance in fluctuating yield environments. Idiosyncratic risks are evaluated and diversified across coupon, credit quality, maturity, credit sector, duration, position size, and state. Liquidity is managed through a line of credit, cash balance, allocation limits to individual issuers, and allocation limits to the sectors. The Portfolio Management team regularly reviews the risks of the portfolio in order to appropriately position its holdings based on the continuously changing uncertainties associated with the RMBS and municipal markets.

For the RMBS allocation, the Portfolio Management team regularly stresses the bonds for various credit scenarios incorporating decreases in home prices and increases in unemployment akin to those experienced in the credit crises. We combine these stress scenarios with various movements in credit spreads to monitor the risks inherent in the RMBS allocation of the portfolio.

Past performance is not indicative of future returns. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. The views in this report were those of the Funds’ Portfolio Managers as of February 28, 2019 and may not reflect the views of the Funds’ Portfolio Managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg Barclays Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2019 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(AUGUST 31, 2010)(1)
Performance Trust Strategic Bond Fund – Institutional Class	3.94%	4.70%	4.73%	6.20%
Bloomberg Barclays Aggregate Bond Index	3.17%	1.69%	2.32%	2.61%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Bloomberg Barclays Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for Institutional Class shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio is 0.83%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTAOX)

Performance Trust Strategic Bond Fund – Class A (Unaudited)
Total Return vs. Bloomberg Barclays Aggregate Bond Index

(1)	Reflects 2.25% initial sales load.

Total Returns—For the Period Ended February 28, 2019 (Unaudited)

SINCE INCEPTION
(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class A (with sales charge)	-1.31%
Performance Trust Strategic Bond Fund – Class A (without sales charge)	0.97%
Bloomberg Barclays Aggregate Bond Index	0.87%

The Bloomberg Barclays Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class A shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio is 1.08%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTCOX)

Performance Trust Strategic Bond Fund – Class C (Unaudited)
Total Return vs. Bloomberg Barclays Aggregate Bond Index

Total Returns—For the Period Ended February 28, 2019 (Unaudited)

SINCE INCEPTION
(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class C	0.87%
Bloomberg Barclays Aggregate Bond Index	0.87%

The Bloomberg Barclays Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class C shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio is 1.83%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX, PTAOX, PTCOX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2019

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg Barclays Municipal Bond Index

Average Annual Returns—For the Periods Ended February 28, 2019 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(JUNE 30, 2011)
Performance Trust Municipal Bond Fund – Institutional Class	4.54%	2.58%	4.39%	5.57%
Bloomberg Barclays Municipal Bond Index	4.13%	2.28%	3.44%	3.97%

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on June 30, 2011, the inception date for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets of the Fund. This agreement is effective at least through December 29, 2019. Net Expense Ratio (Institutional Class): 0.55%.  Gross Expense Ratio (Institutional Class): 0.60%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Class A (Unaudited)
Total Return vs. Bloomberg Barclays Municipal Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 28, 2019 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Class A
(with sales charge)	1.91%	1.56%	3.69%	3.17%
Performance Trust Municipal Bond Fund – Class A
(without sales charge)	4.27%	2.34%	4.16%	3.54%
Bloomberg Barclays Municipal Bond Index	4.13%	2.28%	3.44%	2.86%

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Class A shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets of the Fund. This agreement is effective at least through December 29, 2019. Net Expense Ratio (Class A): 0.80%.  Gross Expense Ratio (Class A): 0.85%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2019

*	For additional details on allocation of portfolio holdings by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Assets
Investments, at value (cost $2,048,126,396 and
$245,954,158, respectively)	$2,048,399,564	$250,603,920
Cash	171,338	7,212,368
Dividend and interest receivable	14,036,043	2,543,514
Receivable for investments sold	6,693,752	—
Receivable for Fund shares sold	19,388,918	686,381
Other assets	96,980	17,360
Total Assets	2,088,786,595	261,063,543

Liabilities
Payable for investments purchased	26,000,433	4,277,954
Payable for Fund shares redeemed	1,326,111	205,626
Payable to Adviser	519,682	30,291
Payable to affiliates	388,398	77,294
Payable for distributions	43	—
Payable for distribution fees	48	—
Payable for shareholder servicing fees	9	—
Accrued expenses and other liabilities	99,489	8,906
Total Liabilities	28,334,213	4,603,592

Net Assets	$2,060,452,382	$256,459,591

Net Assets Consist Of:
Paid-in capital	$2,088,028,785	$252,160,665
Total distributable earnings	(27,576,403)	4,298,926
Net Assets	$2,060,452,382	$256,459,591

Strategic Bond Fund and Municipal Bond Fund Shares –
Institutional Class
Net assets	$2,060,080,957	$236,302,003
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	92,746,737	9,822,203
Net asset value, redemption and offering price per share(1)	$22.21	$24.06

Strategic Bond Fund and Municipal Bond Fund Shares – Class A
Net assets	$285,385	$20,157,588
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	12,848	837,173
Net asset value, redemption and offering price per share(1)	$22.21	$24.08
Maximum offering price per share
(Net Asset Value per share divided by 0.9775)(2)	$22.72	$24.63

Strategic Bond Fund Shares – Class C
Net assets	$86,040	—
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,876	—
Net asset value, redemption and offering price per share(1)	$22.20	$—

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.
(2)	Reflects a maximum sales charge of 2.25%.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES – 1.19%

Carmax Auto Owner Trust
2019-1, 3.020%, 07/15/2022	$8,000,000	$8,023,565

GM Financial Consumer
Automobile Receivables Trust
2019-1, 2.970%, 11/16/2023	11,000,000	11,038,273

Honda Auto Receivables
Owner Trust
2018-3, 3.070%, 11/21/2024	5,500,000	5,537,230

TOTAL ASSET BACKED
SECURITIES (Cost $24,496,719)		24,599,068

COLLATERALIZED LOAN
OBLIGATIONS – 3.83%

Apidos CLO XI
2012-11A, 5.473% (3 Month LIBOR USD + 2.700%),

1/17/2028 (a)(b)	2,000,000	2,002,110

Apidos CLO XX
2015-20A, 4.329% (3 Month LIBOR USD + 1.550%),

07/16/2031 (a)(b)	10,000,000	9,872,940

Ares XXVII CLO Ltd.
2013-2A, 5.165% (3 Month LIBOR USD + 2.400%),

07/28/2029 (a)(b)	1,750,000	1,741,607

BlueMountain CLO Ltd.
2015-1A, 6.547% (3 Month LIBOR USD + 3.750%),

04/13/2027 (a)(b)	2,000,000	2,001,806
2018-1A, 4.451% (3 Month LIBOR USD + 1.700%),

07/30/2030 (a)(b)	6,451,308	6,409,478
2014-2A, 4.511% (3 Month LIBOR USD + 1.750%),

10/20/2030 (a)(b)	5,000,000	4,983,255
2013-2A, 4.361% (3 Month LIBOR USD + 1.600%),

10/22/2030 (a)(b)	2,750,000	2,717,693
2018-2A, 4.384% (3 Month LIBOR USD + 1.700%),

08/15/2031 (a)(b)	5,000,000	4,966,070

Chenango Park CLO Ltd.
2018-1A, 4.337% (3 Month LIBOR USD + 1.550%),

04/15/2030 (a)(b)	7,000,000	6,913,123

Goldentree Loan
Management US CLO 3 Ltd.
2018-3A, 4.430%, 04/20/2030 (b)	2,500,000	2,501,047

Goldentree Loan
Opportunities XII Ltd.
2016-12A, 4.375%, 07/21/2030 (b)
	3,750,000	3,755,696

LCM 26 Ltd.
26A, 4.161% (3 Month LIBOR USD + 1.400%),

01/20/2031 (a)(b)	4,500,000	4,405,302

LCM XIV LP
14A, 4.341% (3 Month LIBOR USD + 1.580%),

07/20/2031 (a)(b)	3,500,000	3,462,127

LCM XVI LP
16A, 4.537% (3 Month LIBOR USD + 1.750%),

10/15/2031 (a)(b)	4,000,000	4,002,500

Long Point Park CLO Ltd.
2017-1A, 4.148% (3 Month LIBOR USD + 1.375%),

01/17/2030 (a)(b)	10,750,000	10,499,740

Neuberger Berman CLO XIV Ltd.
2013-14A, 3.720%, 01/28/2030 (b)	500,000	483,029

Octagon Investment
Partners 34 Ltd.
2017-1A, 3.560%, 01/20/2030 (b)	8,550,000	8,168,225

TOTAL COLLATERALIZED LOAN
OBLIGATIONS (Cost $79,040,012)		78,885,748

CORPORATE BONDS – 4.19%

Administrative and
Support Services – 0.05%

Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	955,723

Credit Intermediation and
Related Activities – 1.64%

American Honda Finance Corp.
3.550%, 01/12/2024	5,000,000	5,086,133

Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then
3 Month LIBOR USD + 2.255%, 06/01/2028 (a)(c)
	3,000,000	3,010,401

Canadian Imperial Bank
of Commerce
3.500%, 09/13/2023 (c)	5,000,000	5,067,186

First Commonwealth Bank
4.875% to 06/01/2023 then
3 Month LIBOR USD + 1.845%, 06/01/2028 (a)
	1,000,000	992,578

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Credit Intermediation and
Related Activities (Cont.)

First National of Nebraska, Inc.
4.375% to 04/01/2023 then
3 Month LIBOR USD + 1.600%,
04/01/2028 (a)(b)	$3,000,000	$2,956,444

Fulton Financial Corp.
3.600%, 03/16/2022	1,000,000	995,019

John Deere Capital Corp.
2.650%, 06/24/2024	2,436,000	2,376,909

MB Financial Bank NA
4.000% to 12/01/2022 then
3 Month LIBOR USD + 1.873%,
12/01/2027 (a)	3,000,000	2,913,544

Renasant Corp.
8.500%, 06/27/2024 (b)	2,000,000	2,074,604

Royal Bank of Canada
3.700%, 10/05/2023	5,000,000	5,094,038

Sterling Bancorp.
3.500%, 06/08/2020	2,250,000	2,233,496

Towne Bank
4.500% to 07/30/2022 then
3 Month LIBOR USD + 2.550%,
07/30/2027 (a)	1,000,000	1,001,884

Fabricated Metal Product
Manufacturing – 0.22%

Unilever Capital Corp.
3.250%, 03/07/2024	4,600,000	4,617,367

Hospitals – 0.39%

Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,020,077

Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	664,131

CommonSpirit Health
2.950%, 11/01/2022	5,815,000	5,690,938

Memorial Health Services
3.496%, 05/01/2022	575,000	575,040

Management of Companies
and Enterprises – 0.41%

Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then
3 Month LIBOR USD + 2.050%,
12/15/2027 (a)	3,500,000	3,390,338

Cadence BanCorp
4.875%, 06/28/2019 (b)	5,000,000	5,002,366

Publishing Industries
(except Internet) – 0.42%

Oracle Corp.
2.950%, 05/15/2025	8,877,000	8,729,238

Real Estate – 0.48%

Enterprise Community
Loan Fund, Inc.
3.685%, 11/01/2023	5,000,000	5,012,959
4.152%, 11/01/2028	5,000,000	4,936,904

Rental and
Leasing Services – 0.25%
Toyota Motor Credit Corp.
3.450%, 09/20/2023	5,000,000	5,074,287

Utilities – 0.33%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (b)	6,000,000	6,865,840

TOTAL CORPORATE BONDS
(Cost $86,074,914)		86,337,444

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES – 29.34%

ACE Securities Corp. Home Equity Loan Trust
2006-ASP4, 2.650%
(1 Month LIBOR USD + 0.160%),
08/25/2036 (a)	1,064,436	1,058,852

Adjustable Rate Mortgage Trust
2005-3, 4.281%, 07/25/2035 (d)	1,011,393	989,636

Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020	563,957	567,870
2006-J3, 5.750%, 05/25/2026	611,823	512,607
2004-27CB, 6.000%, 12/25/2034	406,867	401,512
2004-28CB, 6.000%, 01/25/2035	699,526	700,604
2005-6CB, 5.750%, 04/25/2035	3,820,426	3,765,252
2005-6CB, 7.500%, 04/25/2035	431,173	454,178
2005-21CB, 5.250%, 06/25/2035	5,128,927	4,754,944
2005-21CB, 5.500%, 06/25/2035	788,641	740,762
2005-21CB, 6.000%, 06/25/2035	3,243,569	3,123,315
2005-20CB, 5.500%, 07/25/2035	2,338,208	2,186,526
2005-43, 4.674%, 09/25/2035 (d)	541,787	524,048
2005-63, 4.096%, 11/25/2035 (d)	1,654,093	1,520,075
2005-52CB, 5.500%, 11/25/2035	191,636	176,388
2005-52CB, 5.500%, 11/25/2035	81,313	74,843
2005-52CB, 5.500%, 11/25/2035	42,728	39,328
2005-54CB, 5.500%, 11/25/2035	1,051,181	879,923
2005-J13, 5.500%, 11/25/2035	630,951	563,204
2005-65CB, 0.000%, 12/25/2035 (e)	1,422,175	909,139
2005-65CB, 5.500%, 01/25/2036	204,682	188,156
2005-73CB, 5.750%, 01/25/2036	583,089	465,851
2005-86CB, 5.500%, 02/25/2036	232,234	200,339
2005-86CB, 5.500%, 02/25/2036	1,633,455	1,425,490
2006-6CB, 5.500%, 05/25/2036	198,185	182,989
2006-12CB, 5.750%
(1 Month LIBOR USD + 5.750%),
05/25/2036 (a)	843,171	685,047
2006-16CB, 6.000%, 06/25/2036	228,501	190,906

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Alternative Loan Trust (Cont.)
2006-24CB, 5.750%, 08/01/2036	$404,980	$334,212
2006-19CB, 2.890% (1 Month LIBOR USD + 0.400%),

08/25/2036 (a)	1,120,747	776,663
2006-19CB, 6.000%, 08/25/2036	234,534	202,486
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%),

08/25/2036 (a)	1,684,711	1,454,502
2006-26CB, 6.250%, 09/25/2036	7,426,822	5,841,791
2006-32CB, 5.500%, 11/25/2036	274,555	220,996
2006-31CB, 6.000%, 11/25/2036	106,183	89,358
2006-32CB, 6.000%, 11/25/2036	4,184,564	3,521,934
2006-32CB, 6.000%, 11/25/2036	1,382,183	1,163,313
2006-32CB, 6.000%, 11/25/2036	4,246,448	3,574,019
2006-39CB, 6.000%, 01/25/2037	4,786,065	4,673,625
2006-41CB, 6.000%, 01/25/2037	846,918	700,324
2007-4CB, 5.750%, 04/25/2037	2,430,486	2,382,272
2007-8CB, 6.000%, 05/25/2037	831,689	713,832
2008-2R, 6.000%, 08/25/2037 (d)	10,146,103	7,734,608

American Home Mortgage
Investment Trust
2006-2, 6.750%, 06/25/2036 (f)	2,883,567	1,054,972

Banc of America Alternative
Loan Trust
2006-3, 6.000%, 04/25/2021	382,411	387,133
2005-1, 5.250%, 02/25/2035	3,132,148	2,877,128
2005-2, 5.500%, 03/25/2035	744,827	736,372
2005-5, 5.500%, 06/25/2035	268,278	252,462
2005-5, 6.000%, 06/25/2035	1,244,666	1,252,447
2005-11, 5.750%, 12/25/2035	175,402	157,695
2005-12, 5.750%, 01/25/2036	550,960	484,749
2006-1, 6.500%, 02/25/2036	3,594,322	3,455,623
2006-3, 6.000%, 04/25/2036	4,975,315	4,890,874
2006-9, 2.890% (1 Month LIBOR USD + 0.400%),

01/25/2037 (a)	1,770,474	1,452,693
2006-9, 6.000%, 01/25/2037	392,156	374,417
2006-4, 6.500%, 05/25/2046	1,878,139	1,919,546
2006-5, 6.000%, 06/25/2046	576,708	540,298

Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	436,619	448,212
2004-1, 6.000%, 02/25/2034	1,302,243	1,405,158
2004-1, 6.000%, 03/25/2034	7,611,872	8,282,230
2007-4, 5.500%, 11/25/2034	962,069	955,393
2005-3, 5.500%, 06/25/2035	178,522	185,015
2005-4, 5.500%, 08/25/2035	79,245	82,009
2005-5, 5.500%, 09/25/2035	468,517	499,562
2005-5, 5.500%, 09/25/2035	3,883,410	4,060,839
2005-7, 5.750%, 11/25/2035	57,464	59,314
2005-7, 6.000%, 11/25/2035	285,840	290,920
2006-B, 4.397%, 03/20/2036 (d)	1,371,029	1,275,591
2006-5, 5.750%, 09/25/2036	922,387	852,720
2006-7, 6.000%, 09/25/2036	1,401,565	1,321,533
2006-1, 4.351%, 12/20/2036 (d)	7,954,419	8,196,034
2006-1, 4.351%, 12/20/2036 (d)	1,383,634	1,399,398
2007-1, 6.189%, 01/25/2037 (f)	1,367,717	1,336,615
2007-2, 2.550% (1 Month LIBOR USD + 0.060%),

03/25/2037 (a)	905,680	743,441
2007-3, 2.920% (1 Month LIBOR USD + 0.430%),

04/25/2037 (a)	1,772,272	1,473,072
2007-6, 2.770% (1 Month LIBOR USD + 0.280%),

07/25/2037 (a)	8,648,193	8,270,036
2007-5, 5.500%, 07/25/2037	2,576,424	2,275,381
2006-J, 4.651%, 01/20/2047 (d)	328,060	314,909

Banc of America Mortgage Trust
2005-A, 4.521%, 02/25/2035 (d)	1,207,929	1,201,284

BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (d)(i)
	437,902	386,138

Bear Stearns ALT-A Trust
2006-6, 3.953%, 11/25/2036 (d)	713,225	636,802

Bear Stearns ARM Trust
2004-12, 3.946%, 02/25/2035 (d)	282,127	271,822

Bear Stearns Asset Backed
Securities I Trust
2005-AC5, 3.490% (1 Month LIBOR USD + 1.000%),

08/25/2035 (a)	877,410	739,588
2006-AC4, 2.740% (1 Month LIBOR USD + 0.250%),

07/25/2036 (a)	6,750,651	5,829,041
2006-AC4, 22.794% (1 Month LIBOR USD + 33.583%),

07/25/2036 (a)(i)	1,558,071	2,374,768

Chase Funding Trust Series
2004-1, 3.240%
(1 Month LIBOR USD + 0.750%),
09/25/2033 (a)(i)	1,995,258	1,978,572

Chase Mortgage Finance Trust
2005-S3, 5.500%, 11/25/2035	11,868,589	11,389,600
2005-A1, 4.292%, 12/25/2035 (d)	1,770,491	1,730,385
2006-S4, 6.000%, 12/25/2036	1,152,223	890,107
2006-S4, 6.000%, 12/25/2036	914,522	706,480
2007-S3, 5.750%, 05/25/2037	985,609	682,012
2007-S3, 6.000%, 05/25/2037	2,201,858	1,587,659

Chaseflex Trust
2005-1, 5.500%, 02/25/2035	697,965	677,546

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	$45,434	$41,245
2003-44, 5.000%, 10/25/2033	643,000	658,129
2004-4, 5.500%, 05/25/2034	839,365	838,359
2004-21, 4.000%, 11/25/2034	1,699,355	1,676,439
2004-J9, 5.500%, 01/25/2035	871,212	876,082
2004-HYB5, 4.666%, 04/20/2035 (d)
	1,325,067	1,339,093
2005-HYB2, 4.223%,
05/20/2035 (d)	2,038,932	2,056,289
2005-J3, 5.500%, 09/25/2035	206,454	200,619
2005-27, 5.500%, 12/25/2035	451,363	367,908
2005-30, 5.500%, 01/25/2036	96,227	87,494
2005-HY10, 3.869%,
02/20/2036 (d)	141,325	121,733
2005-HY10, 4.451%,
02/20/2036 (d)	563,590	527,482
2006-J1, 6.000%, 02/25/2036	41,137	31,125
2006-6, 6.000%, 04/25/2036	1,081,650	880,891
2006-J4, 6.250%, 09/25/2036	167,185	129,245
2006-16, 6.500%, 11/25/2036	929,629	653,058
2006-18, 6.000%, 12/25/2036	217,162	184,416
2006-21, 6.000%, 02/25/2037	1,203,482	1,031,645
2007-1, 6.000%, 03/25/2037	2,709,015	2,196,915
2007-5, 5.500%, 05/25/2037	1,452,109	1,188,519
2007-5, 5.750%, 05/25/2037	9,358,415	7,785,338
2007-5, 5.750%, 05/25/2037	1,073,298	892,885
2007-5, 5.750%, 05/25/2037	1,015,236	844,583
2007-10, 6.000%, 07/25/2037	3,018,914	2,459,910
2007-J2, 6.000%, 07/25/2037	288,228	194,198
2007-HY5, 3.760%,
09/25/2037 (d)	2,059,184	1,927,389
2007-HY6, 3.960%,
11/25/2037 (d)	760,307	672,579
2007-HY5, 4.514%,
09/25/2047 (d)	624,891	608,210

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	93,169	86,256
2007-4, 5.500%, 05/25/2022	138,662	139,303
2006-1, 6.000%, 02/25/2036	269,437	273,133
2006-3, 5.750%, 06/25/2036	602,844	605,284
2007-3, 5.500%, 04/25/2037	327,118	325,314
2007-3, 6.000%, 04/25/2037	1,333,335	1,311,452

Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (b)	80,033	86,090
2006-WF1, 5.830%, 11/25/2034 (f)	2,742,380	2,728,221
2005-1, 4.006%, 04/25/2035 (d)	827,682	813,831
2005-2, 3.934%, 05/25/2035 (d)	1,204,168	1,214,307
2005-7, 4.131%, 09/25/2035 (d)	1,231,667	1,135,898
2005-WF1, 4.935%, 03/25/2036 (f)	604,597	405,034
2006-AR7, 4.392%, 11/25/2036 (d)	3,316,927	3,060,506
2007-6, 3.400%, 10/25/2046 (d)	656,198	589,485

CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	28,860	28,918
2006-A2, 3.090% (1 Month LIBOR USD + 0.600%),

05/25/2036 (a)	825,018	743,848
2006-A4, 6.000%, 09/25/2036	1,840,778	1,727,805
2007-A1, 6.000%, 01/25/2037	2,114,727	2,028,492
2007-A1, 6.000%, 01/25/2037	2,243,088	2,151,619

Credit Suisse First Boston
Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,972,495	2,338,521

CSFB Mortgage-Backed
Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	636,100	598,353
2005-3, 5.500%, 07/25/2035	912,083	913,576
2005-10, 5.500%, 11/25/2035	671,234	634,002
2005-10, 5.500%, 11/25/2035	2,883,156	2,723,321
2005-10, 6.000%, 11/25/2035	416,874	215,477

CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	15,738	15,837
2006-CF1, 5.000%, 11/25/2035 (b)(f)
	2,565,000	2,437,786
2006-1, 5.500%, 02/25/2036	528,514	517,898
2006-1, 5.500%, 02/25/2036	88,887	89,383
2011-13R, 4.070%, 02/27/2036 (b)(d)
	5,434,355	5,152,549
2006-2, 5.750%, 03/25/2036	1,155,881	1,063,335
2006-2, 6.000%, 03/25/2036	2,892,250	2,113,216
2006-4, 6.000%, 05/25/2036	432,976	368,980
2006-4, 7.000%, 05/25/2036	579,745	251,654
2006-7, 6.000%, 08/25/2036	804,521	802,278
2007-2, 5.750%, 03/25/2037	277,025	230,206
2007-3, 5.500%, 04/25/2037	816,570	803,070
2007-3, 5.500%, 04/25/2037	1,211,920	1,191,883

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-3, 2.990% (1 Month LIBOR USD + 0.500%),

05/25/2035 (a)	2,345,710	2,219,372
2005-6, 5.500%, 12/25/2035	2,809,627	2,575,417

Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust
2006-AB4, 2.590% (1 Month LIBOR USD + 0.100%),

10/25/2036 (a)	918,288	711,274

DFC HEL Trust
2001-1, 4.139% (1 Month LIBOR USD + 1.650%),

08/15/2031 (a)	2,094,244	2,084,626

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Equity One Mortgage
Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (d)	$1,820,737	$1,849,884
2003-3, 4.868%, 12/25/2033 (d)	1,318,929	1,324,053

First Horizon Alternative
Mortgage Securities Trust
2005-FA10, 5.250%, 12/25/2020	38,582	36,730
2005-FA11, 5.250%, 02/25/2021	32,677	32,297
2006-FA6, 5.750%, 11/25/2021	20,668	20,059
2004-AA6, 3.978%,
01/25/2035 (d)	617,119	618,974
2005-AA7, 4.395%,
09/25/2035 (d)	2,516,325	2,418,722
2005-FA8, 5.500%, 11/25/2035	462,287	398,695
2006-FA1, 5.750%, 04/25/2036	2,496,834	1,863,967
2006-FA1, 6.000%, 04/25/2036	670,261	509,998
2006-FA2, 6.000%, 05/25/2036	2,789,607	2,106,679
2006-FA2, 6.000%, 05/25/2036	1,515,219	1,144,276
2006-FA3, 6.000%, 07/25/2036	9,232,672	7,371,390
2006-FA6, 6.000%, 11/25/2036	1,447,979	947,877
2006-FA6, 6.250%, 11/25/2036	1,835,402	1,258,502
2006-FA6, 6.250%, 11/25/2036	9,010,463	6,668,455
2007-FA4, 6.250%, 08/25/2037 (d)	2,941,976	2,250,714

First Horizon Mortgage
Pass-Through Trust
2006-AR4, 4.709%, 01/25/2037 (d)	870,399	779,959
2006-4, 5.750%, 02/25/2037	2,528,807	2,040,867
2006-4, 6.000%, 02/25/2037	1,531,283	1,260,214
2007-AR1, 4.501%, 05/25/2037 (d)	740,020	598,806
2007-AR2, 4.511%, 08/25/2037 (d)	6,262,235	5,019,430

GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	77,083	76,197
2005-AR6, 4.055%, 11/19/2035 (d)	670,442	646,078

GSAA Home Equity Trust
2005-1, 5.760%, 11/25/2034 (f)	2,000,000	2,024,688
2005-12, 5.069%, 09/25/2035 (d)	39,359	33,867
2006-6, 6.121%, 03/25/2036 (f)	84,740	41,732
2006-15, 6.192%, 09/25/2036 (f)	2,285,541	1,082,147
2006-18, 5.682%, 11/25/2036 (f)	2,149,219	988,306
2007-7, 2.670% (1 Month LIBOR USD + 0.180%),

07/25/2037 (a)	2,795,175	2,676,995

GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	59,703	60,793
2004-15F, 6.000%, 12/25/2034	3,365,102	3,399,392
2005-1F, 6.000%, 01/25/2035	32,018	32,584
2005-AR4, 4.341%, 07/25/2035 (d)	554,382	519,933
2005-6F, 5.250%, 07/25/2035	301,868	315,060
2005-7F, 6.000%, 09/25/2035	46,190	48,543
2005-AR5, 4.347%, 10/25/2035 (d)	813,461	812,057
2005-AR7, 4.439%, 11/25/2035 (d)	741,605	750,200
2006-2F, 5.750%, 02/25/2036	963,650	916,283

HarborView Mortgage Loan Trust
2006-6, 4.446%, 08/19/2036 (d)	870,851	812,604

HomeBanc Mortgage Trust
2006-1, 3.248%, 04/25/2037 (d)	563,558	527,617

Impac CMB Trust
2005-5, 2.990% (1 Month LIBOR USD + 0.500%),

08/25/2035 (a)	1,124,359	1,094,742

Impac Secured Assets
CMN Owner Trust
2004-2, 4.149%, 08/25/2034 (f)	1,058,687	1,061,848

IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.757%, 06/25/2037 (d)	577,084	487,377

IndyMac INDA Mortgage Loan Trust
2007-AR1, 4.151%, 03/25/2037 (d)	662,854	637,587

IndyMac INDX Mortgage Loan Trust
2005-AR3, 3.899%, 04/25/2035 (d)
	1,666,178	1,636,799
2005-AR23, 3.773%, 11/25/2035 (d)
	1,822,898	1,689,784
2005-AR35, 3.802%, 02/25/2036 (d)
	1,665,564	1,405,004
2006-AR3, 3.906%, 03/25/2036 (d)
	9,176,800	8,343,965
2006-AR25, 3.594%, 09/25/2036 (d)
	2,802,591	2,649,630
2006-AR25, 4.077%,
09/25/2036 (d)	3,063,777	2,591,459

Jefferies Resecuritization Trust
2009-R1, 4.439%, 11/26/2035 (b)(d)
	1,800,101	1,815,706

JP Morgan Alternative Loan Trust
2006-S2, 6.050%, 05/25/2036 (f)	8,672	8,362
2006-A5, 3.720%, 10/25/2036 (d)	2,056,607	2,289,485
2008-R4, 6.000%, 12/27/2036 (b)	3,590,736	2,932,727

JP Morgan Mortgage Trust
2004-A6, 4.005%, 12/25/2034 (d)	351,635	334,360
2005-S3, 5.750%, 01/25/2036	70,829	54,487

JP Morgan Resecuritization Trust
2009-7, 5.419%, 07/27/2037 (b)(d)	608,850	610,271

Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,279,370	1,936,731
2005-2, 5.750%, 12/25/2035	965,439	843,063
2005-3, 2.260% (1 Month LIBOR USD + 4.750%),

01/25/2036 (a)(g)(i)	1,408,024	149,848
2005-3, 2.990% (1 Month LIBOR USD + 0.500%),

01/25/2036 (a)	1,408,024	1,001,078
2005-3, 5.500%, 01/25/2036	353,901	293,241
2006-1, 5.500%, 02/25/2036	616,930	512,073

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Lehman Mortgage Trust (Cont.)
2006-2, 5.795%, 04/25/2036 (d)	$51,314	$46,462
2007-4, 5.750%, 05/25/2037	1,508,962	1,218,115
2007-4, 5.750%, 05/25/2037	3,297,083	2,661,582
2007-5, 6.000%, 06/25/2037	3,176,191	1,799,335
2007-5, 6.000%, 06/25/2037	8,675,131	4,914,524

MASTR Adjustable Rate
Mortgages Trust
2004-4, 3.953%, 05/25/2034 (d)	115,438	110,423
2004-14, 3.990% (1 Month LIBOR USD + 1.500%),

01/25/2035 (a)	574,896	577,809
2005-1, 4.241%, 02/25/2035 (d)	271,389	269,221

MASTR Alternative Loan Trust
2003-5, 5.925%, 08/25/2033 (d)	1,331,806	1,302,374
2003-7, 6.250%, 11/25/2033	487,323	499,680
2004-6, 5.500%, 07/25/2034	447,892	458,926
2004-6, 6.000%, 07/25/2034	347,212	364,379
2004-11, 6.500%, 10/25/2034	1,428,088	1,565,870
2005-2, 5.500%, 03/25/2035	2,000,000	2,145,883
2005-6, 5.500%, 12/25/2035	636,058	599,078
2006-3, 6.500%, 07/25/2036	1,327,422	853,860

MASTR Asset Securitization Trust
2002-NC1, 5.640% (1 Month LIBOR USD + 3.150%),

10/25/2032 (a)	308,689	307,086
2006-1, 2.940% (1 Month LIBOR USD + 0.450%),

05/25/2036 (a)	951,559	472,873

Merrill Lynch Mortgage
Investors Trust MLMI
2005-A5, 3.986%, 06/25/2035 (d)	864,797	863,949
2005-A7, 4.391%, 09/25/2035 (d)	9,401,340	8,596,110

Morgan Stanley Mortgage
Loan Trust
2005-7, 5.500%, 11/25/2035	416,508	418,881
2006-2, 6.500%, 02/25/2036	593,259	452,053
2006-11, 6.000%, 08/25/2036	1,794,264	1,415,171
2006-11, 6.000%, 08/25/2036	2,369,802	2,177,276
2007-8XS, 6.000%, 04/25/2037 (d)	1,701,510	926,636
2007-3XS, 5.763%, 01/25/2047 (f)	8,159,120	4,041,547

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (f)	296,934	306,300
2007-1, 5.669%, 03/25/2047 (f)	1,448,905	1,304,036
2007-1, 5.995%, 03/25/2047 (f)	1,461,899	1,315,419

Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (b)(d)
	11,763,207	11,468,965

Opteum Mortgage Acceptance
Corp. Asset Backed
Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (d)	665,467	677,626

Ownit Mortgage Loan Trust
2005-1, 3.585% (1 Month LIBOR USD + 1.095%),

09/25/2035 (a)	4,703,951	4,676,501
2006-2, 5.633%, 01/25/2037 (f)	1,157,903	1,157,154

Popular ABS Mortgage
Pass-Through Trust
2004-4, 4.322%, 09/25/2034 (f)	1,556,068	1,501,737

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	7,135	7,134
RALI Trust
2005-QS3, 5.000%, 03/25/2020	165,779	164,374
2007-QS4, 5.500%, 04/25/2022	2,378	2,381
2004-QA4, 5.261%, 09/25/2034 (d)	330,856	270,113
2005-QS2, 5.500%, 02/25/2035	1,357,143	1,345,395
2005-QS6, 5.750%, 05/25/2035	4,450,490	4,336,749
2006-QA1, 5.734%, 01/25/2036 (d)	892,612	793,909
2006-QS1, 5.750%, 01/25/2036	404,407	389,309
2006-QS6, 6.000%, 06/25/2036	1,670,825	1,513,754
2006-QS6, 6.000%, 06/25/2036	858,194	777,517
2006-QS9, 3.190% (1 Month LIBOR USD + 0.700%),

07/25/2036 (a)	2,990,980	2,276,169
2006-QS13, 6.000%, 09/25/2036	4,491,952	3,967,479
2006-QS17, 2.840% (1 Month LIBOR USD + 0.350%),

12/25/2036 (a)	1,803,570	1,437,429
2006-QS17, 6.000%, 12/25/2036	715,380	655,386
2007-QS1, 5.750%, 01/25/2037	737,045	646,922
2007-QS1, 6.000%, 01/25/2037	2,287,259	2,033,999
2007-QS6, 6.000%, 04/25/2037	5,607,144	5,211,607
2007-QS9, 6.500%, 07/25/2037	5,565,482	5,091,981
2007-QS10, 6.500%, 09/25/2037	578,551	552,630

RAMP Trust
2006-RS6, 2.670% (1 Month LIBOR USD + 0.180%),

11/25/2036 (a)	642,605	632,250

RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	2,002,225	1,997,398

RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (b)	7,118,951	5,793,987

Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (f)	703,437	717,846

Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	4,564,406	4,575,741

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	$3,154,043	$3,195,181
2005-A5, 5.500%, 05/25/2035	1,697,936	1,579,630
2005-A8CB, 5.000%, 07/25/2035	23,378,885	19,536,446
2005-A8CB, 5.375%, 07/25/2035	3,218,484	2,755,465
2005-A11, 4.850%, 10/25/2035	4,322,737	2,766,046
2005-A11, 5.500%, 10/25/2035	433,863	409,255
2005-A11, 6.000%, 10/25/2035	492,036	362,007
2006-A10, 3.140% (1 Month LIBOR USD + 0.650%),

09/25/2036 (a)	13,201,183	5,660,269
2006-A10, 3.360% (1 Month LIBOR USD + 5.850%),

09/25/2036 (a)(g)(i)	13,201,183	3,014,895
2006-A15, 3.090% (1 Month LIBOR USD + 0.600%),

01/25/2037 (a)	20,229,300	8,936,912
2006-A15, 3.160% (1 Month LIBOR USD + 5.650%),

01/25/2037 (a)(g)(i)	20,229,300	3,915,047

RFMSI Trust
2005-SA4, 4.596%, 09/25/2035 (d)	1,970,414	1,957,417
2005-SA4, 4.611%, 09/25/2035 (d)	3,023,324	2,724,724
2005-S8, 5.500%, 11/25/2035	4,479,744	4,318,942
2006-S2, 5.750%, 02/25/2036	5,148,583	4,754,891
2006-S3, 5.500%, 03/25/2036	4,886,000	4,648,817
2006-S4, 6.000%, 04/25/2036	4,259,044	4,169,533
2006-S5, 6.000%, 06/25/2036	173,910	168,383
2006-S5, 6.000%, 06/25/2036	865,740	838,226
2006-S5, 6.000%, 06/25/2036	3,628,118	3,512,814
2006-S5, 6.000%, 06/25/2036	450,911	441,497
2006-S6, 6.000%, 07/25/2036	293,078	290,055
2006-S6, 6.000%, 07/25/2036	1,408,551	1,394,026
2006-S7, 6.250%, 08/25/2036	2,375,061	2,246,724
2006-S7, 6.500%, 08/25/2036	1,186,027	1,136,410
2006-S9, 5.750%, 09/25/2036	2,888,097	2,722,680

Specialty Underwriting &
Residential Finance Trust
2006-BC2, 3.874%, 02/25/2037 (f)	1,015,299	557,404

STARM Mortgage Loan Trust
2007-S1, 4.590%, 01/25/2037 (d)	899,983	841,637
2007-1, 4.724%, 02/25/2037 (d)	13,337,118	12,583,283
2007-2, 3.918%, 04/25/2037 (d)	993,295	741,007

Structured Adjustable Rate
Mortgage Loan Trust
2005-21, 3.984%, 11/25/2035 (d)	729,964	690,148
2005-21, 4.158%, 11/25/2035 (d)	4,209,637	3,578,489
2006-1, 4.157%, 02/25/2036 (d)	563,412	532,670
2006-1, 4.210%, 02/25/2036 (d)	2,086,638	1,927,462
2006-4, 3.942%, 05/25/2036 (d)	1,109,669	949,381
2006-12, 4.233%, 01/25/2037 (d)	1,154,589	1,030,554
2007-9, 4.312% (6 Month LIBOR USD + 1.500%),

10/25/2037 (a)	1,408,918	1,274,824

Structured Asset Investment
Loan Trust
2006-4, 2.620% (1 Month LIBOR USD + 0.130%),

07/25/2036 (a)	1,995,454	1,584,932
2004-18H, 4.750%, 10/25/2034	712,798	732,070

Structured Asset Securities
Corp. Trust
2005-17, 5.500%, 10/25/2035	549,541	555,444

Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	2,154,209	2,110,657
2005-1F, 6.000%, 12/25/2035	4,805,906	4,745,745
2005-1F, 6.500%, 12/25/2035	5,993,650	5,901,155

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	163,709	108,030

WaMu Mortgage Pass-Through
Certificates Trust
2004-S2, 6.000%, 06/25/2034	118,503	123,977
2007-HY7, 3.688%, 07/25/2037 (d)	489,032	413,391

Washington Mutual Mortgage
Pass-Through Certificates WMALT
2005-6, 6.500%, 08/25/2035	641,773	610,763
2005-9, 5.500%, 11/25/2035	824,886	790,694
2007-HY2, 3.773%, 04/25/2037 (d)	1,795,106	1,272,647

Wells Fargo Alternative Loan Trust
2005-1, 5.500%, 02/25/2035	1,849,379	1,835,007
2005-1, 5.500%, 02/25/2035	1,252,049	1,247,887
2007-PA1, 6.000%, 03/25/2037	1,502,075	1,399,407
2007-PA6, 4.694%, 12/28/2037 (d)	10,047,341	9,904,616

Wells Fargo Mortgage Backed
Securities Trust
2005-AR5, 4.814%, 04/25/2035 (d)	831,021	839,218
2005-AR4, 4.847%, 04/25/2035 (d)	546,690	554,077
2005-AR15, 4.729%, 09/25/2035 (d)
	3,013,273	3,051,691
2005-7, 5.250%, 09/25/2035	565,167	564,721
2005-AR16, 4.481%, 10/25/2035 (d)
	900,288	910,980
2005-9, 5.500%, 10/25/2035	801,670	831,254
2005-12, 5.500%, 11/25/2035	911,224	916,206
2006-AR1, 4.177%, 03/25/2036 (d)	4,030,966	3,990,769
2006-4, 3.190% (1 Month LIBOR USD + 0.700%),

04/25/2036 (a)	341,117	339,700
2006-4, 5.750%, 04/25/2036	700,548	691,545
2006-AR10, 4.426%, 07/25/2036 (d)
	1,349,121	1,352,419

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Wells Fargo Mortgage Backed
Securities Trust (Cont.)
2006-11, 6.000%, 09/25/2036	$471,869	$456,289
2006-AR18, 4.756%, 11/25/2036 (d)
	234,992	233,118
2007-2, 5.750%, 03/25/2037	1,451,153	1,399,392
2007-AR3, 4.235%, 04/25/2037 (d)
	2,178,272	2,141,753
2007-10, 6.000%, 07/25/2037	736,932	727,899
2007-10, 6.000%, 07/25/2037	2,005,770	1,981,181
2007-11, 6.000%, 08/25/2037	1,603,391	1,599,488
2007-12, 5.500%, 09/25/2037	670,000	669,397
2007-13, 6.000%, 09/25/2037	534,076	530,024
2018-1, 3.500%, 07/25/2047 (b)(d)	2,750,000	2,598,168

TOTAL NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
(Cost $627,336,849)		604,492,315

NON-AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 18.20%

BANK
2017-BNK8, 0.748%, 11/15/2050 (d)(g)
	37,592,668	1,968,548
2019-BNK16, 0.970%, 02/15/2052 (d)(g)
	40,643,798	3,020,200
2018-BNK14, 0.526%, 09/15/2060 (d)(g)
	97,044,383	3,617,795
2018-BNK14, 4.185%, 09/15/2060
	6,500,000	6,831,204
2018-BNK11, 0.499%, 03/15/2061 (d)(g)
	29,506,041	1,095,922
2018-BNK12, 0.347%, 05/15/2061 (d)(g)
	73,469,058	1,741,966
2018-BNK13, 0.520%, 08/15/2061 (d)(g)
	53,495,123	1,881,985
2018-BNK13, 4.193%, 08/15/2061 (d)
	5,500,000	5,762,287
2018-BNK15, 4.285%, 11/15/2061
	5,000,000	5,285,657

BENCHMARK Mortgage Trust
2018-B4, 4.059%, 07/15/2028	5,000,000	5,234,114
2018-B2, 0.429%, 02/15/2051 (d)(g) 2018-B3, 0.651%,
	125,021,988	3,494,552

04/10/2051 (d)(g) 2018-B6, 0.445%,	105,215,700	4,333,077

10/10/2051 (d)(g)	78,721,539	2,387,459
2019-B9, 1.049%, 03/15/2052 (d)(g)
	30,075,000	2,496,598
2019-B9, 4.267%, 03/15/2052 (d)	1,500,000	1,558,586
2018-B7, 0.450%, 05/15/2053 (d)(g)
	115,718,054	3,830,499

CCUBS Commercial Mortgage Trust
2017-C1, 0.291%, 11/15/2050 (d)(g)
	40,062,667	990,365
2017-C1, 1.022%, 11/15/2050 (d)(g)
	31,412,884	1,960,456

CD Mortgage Trust
2017-CD3, 0.577%, 02/10/2050 (d)(g)
	61,857,000	2,645,581
2017-CD5, 3.220%, 08/15/2050	5,000,000	4,974,813
2018-C7, 4.213%, 08/15/2051	3,236,000	3,408,551

CGMS Commercial Mortgage Trust
2017-B1, 0.214%, 08/15/2050 (d)(g)
	38,016,000	657,586

Citigroup Commercial Mortgage Trust
2019-SMRT, 4.149%, 01/10/2024 (b)
	7,500,000	7,787,115
2013-GC17, 5.111%, 11/10/2046 (d)
	5,000,000	5,222,076
2014-GC19, 5.090%, 03/10/2047 (d)
	2,757,579	2,895,654
2016-C1, 4.117%, 05/10/2049	3,000,000	3,061,492
2016-C1, 4.952%, 05/10/2049 (d)	3,270,000	3,346,850
2017-P7, 0.533%, 04/14/2050 (d)(g)
	45,124,000	1,958,977
2017-C4, 0.302%, 10/12/2050 (d)(g)
	42,746,500	973,017
2017-C4, 1.117%, 10/12/2050 (d)(g)
	21,513,937	1,475,389
2018-B2, 0.394%, 03/10/2051 (d)(g)
	49,202,000	1,643,676
2018-B2, 0.765%, 03/10/2051 (d)(g)
	47,960,752	2,508,031
2018-C5, 0.214%, 06/10/2051 (b)(d)(g)
	28,400,000	783,831
2018-C5, 0.603%, 06/10/2051 (d)(g)
	47,822,870	2,439,445
2018-C5, 4.148%, 06/10/2051	4,000,000	4,209,924
2018-C6, 0.644%, 11/10/2051 (d)(g)
	19,387,454	1,204,029
2018-C6, 4.343%, 11/10/2051	5,000,000	5,315,380

COMM Mortgage Trust
2013-CR13, 4.900%, 11/10/2046 (d)
	2,000,000	2,114,979
2014-CR15, 4.736%, 02/10/2047 (d)
	5,500,000	5,730,615
2014-CR16, 4.582%, 04/10/2047	4,664,000	4,832,387
2014-CR18, 4.456%, 07/15/2047 (d)
	4,550,700	4,698,041
2013-CR11, 0.938%, 08/10/2050 (d)(g)
	52,264,088	1,938,005
2018-COR3, 0.448%, 05/10/2051 (d)(g)
	78,594,708	2,814,044

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

CSAIL Commercial Mortgage Trust
2015-C1, 0.500%, 04/15/2050 (b)(d)(g)
	$62,192,000	$1,572,730
2017-C8, 0.378%, 06/15/2050 (d)(g)
	74,773,000	2,079,938
2018-C14, 4.359%, 11/15/2051	8,000,000	8,475,787

DBJPM Mortgage Trust
2017-C6, 0.251%, 06/10/2050 (d)(g)
	97,787,000	2,191,475

GS Mortgage Securities Trust
2017-FARM, 3.541%, 01/10/2043 (b)(d)
	9,000,000	8,938,873
2013-GC14, 4.750%, 08/10/2046 (b)(d)
	2,500,000	2,415,661
2017-GS8, 0.384%, 11/10/2050 (d)(g)
	44,642,000	1,413,393
2019-GC38, 1.837%, 02/10/2052 (b)(d)(g)
	20,916,000	3,228,970

GS Mortgage Securities Trust Corp. II
2015-GC30, 4.013%, 05/10/2050 (d)
	2,325,000	2,353,202
2018-GS10, 4.106%, 07/10/2051 (d)
	5,000,000	5,237,932

JP Morgan Chase Commercial
Mortgage Securities Trust
2012-CBX, 5.191%, 06/15/2045 (d)
	6,680,000	6,836,462
2011-C4, 4.801%, 07/15/2046 (b)	2,585,000	2,666,107
2015-JP1, 4.741%, 01/15/2049 (d)	3,285,000	3,369,736
2007-CB20, 0.000%, 02/12/2051 (b)(d)(g)
	16,632,011	166

JPMBB Commercial Mortgage
Securities Trust
2015-C32, 0.500%, 11/15/2048 (b)(d)(g)
	23,066,000	642,797
2015-C33, 3.562%, 12/15/2048	5,561,000	5,671,172

JPMCC Commercial Mortgage
Securities Trust
2017-JP6, 0.702%, 07/15/2050 (d)(g)
	68,830,000	3,359,978

JPMDB Commercial Mortgage
Securities Trust
2018-C8, 0.655%, 06/15/2051 (d)(g)
	47,328,705	2,038,570

Morgan Stanley Bank of America
Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (d)	5,000,000	5,239,983
2015-C27, 4.531%, 12/15/2047 (d)	3,000,000	3,134,521
2015-C25, 4.527%, 10/15/2048 (d)	3,000,000	3,052,743
2016-C31, 0.645%, 11/15/2049 (d)(g)
	42,199,000	1,863,841
2016-C31, 1.317%, 11/15/2049 (b)(d)(g)
	21,212,500	1,822,330

Morgan Stanley Capital I Trust
2016-BNK2, 0.548%, 11/15/2049 (d)(g)
	42,650,000	1,627,362
2018-H3, 0.359%, 07/15/2051 (d)(g)
	135,712,000	4,302,817
2018-H3, 0.839%, 07/15/2051 (d)(g)
	62,926,030	3,722,094
2018-H3, 4.120%, 07/15/2051	5,000,000	5,225,242
2018-L1, 0.531%, 10/15/2051 (d)(g)
	71,723,847	2,932,802

UBS Commercial Mortgage Trust
2012-C1, 5.544%, 05/10/2045 (b)(d)
	4,500,000	4,695,725
2017-C1, 0.896%, 06/15/2050 (d)(g)
	13,000,000	860,649
2017-C3, 0.371%, 08/15/2050 (d)(g)
	67,762,500	2,302,787
2017-C6, 0.366%, 12/15/2050 (d)(g)
	63,420,500	2,254,351
2017-C7, 0.366%, 12/15/2050 (d)(g)
	170,396,000	5,021,093
2018-C10, 0.964%, 05/15/2051 (d)(g)
	48,788,244	3,287,825
2018-C11, 0.261%, 06/15/2051 (d)(g)
	143,441,000	3,815,215
2018-C11, 0.810%, 06/15/2051 (d)(g)
	49,793,148	2,824,979
2018-C11, 4.119%, 06/15/2051
	5,000,000	5,235,973
2018-C12, 0.231%, 08/15/2051 (d)(g)
	139,858,000	3,660,909
2018-C12, 0.834%, 08/15/2051 (d)(g)
	49,854,015	3,098,567
2018-C12, 4.195%, 08/15/2051	5,000,000	5,252,411
2018-C13, 0.272%, 10/15/2051 (d)(g)
	128,678,000	3,785,861
2018-C13, 4.241%, 10/15/2051	3,000,000	3,153,385
2018-C14, 0.305%, 12/15/2051 (d)(g)
	114,392,000	3,493,200

UBS-Barclays Commercial
Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (b)(d)
	6,000,000	6,146,256
2012-C2, 1.323%, 05/10/2063 (b)(d)(g)
	25,000,474	931,083

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (d)
	$1,320,000	$1,307,636
2016-BNK1, 1.338%, 08/15/2049 (d)(g)
	37,683,598	3,304,185
2016-LC24, 1.012%, 10/15/2049 (d)(g)
	36,969,489	2,457,706
2017-RB1, 0.718%, 03/15/2050 (d)(g)
	38,474,561	2,079,515
2017-C42, 0.328%, 12/15/2050 (d)(g)
	116,750,000	3,314,287
2018-C44, 0.762%, 05/15/2051 (d)(g)
	96,056,847	5,228,960
2018-C45, 4.147%, 06/15/2051	5,388,000	5,652,679
2018-C46, 0.949%, 08/15/2051 (d)(g)
	41,535,514	2,563,697
2018-C46, 4.086%, 08/15/2051	5,040,000	5,261,566
2018-C48, 0.243%, 01/15/2052 (d)(g)
	138,642,000	3,427,826
2018-C48, 0.958%, 01/15/2052 (d)(g)
	48,342,585	3,556,545
2018-C48, 4.245%, 01/15/2052	7,000,000	7,375,271
2019-C49, 0.776%, 03/15/2052 (d)(g)
	125,812,000	6,877,639
2019-C49, 3.933%, 03/15/2052	5,000,000	5,149,765
2019-C49, 4.546%, 03/15/2052	4,647,000	4,770,689
2018-C47, 0.159%, 09/15/2061 (d)(g)
	164,144,000	2,698,921
2018-C47, 0.628%, 09/15/2061 (d)(g)
	61,670,340	2,977,925
2018-C47, 4.365%, 09/15/2061	5,625,000	5,968,240

WFRBS Commercial Mortgage Trust
2011-C5, 5.672%, 11/15/2044 (b)(d)	5,695,000	5,991,513
2013-UBS1, 4.742%, 03/15/2046 (d)	3,500,000	3,705,838

TOTAL NON-AGENCY
COMMERCIAL MORTGAGE BACKED
SECURITIES (Cost $374,662,065)		375,038,114

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 5.13%

Freddie Mac Multifamily Structured
Pass Through Certificates
K014, 1.149%, 04/25/2021 (d)(g)	92,832,668	1,987,417
K018, 1.343%, 01/25/2022 (d)(g)	61,720,861	1,896,460
K019, 1.623%, 03/25/2022 (d)(g)	91,309,109	3,829,194
K021, 1.441%, 06/25/2022 (d)(g)	73,774,251	2,958,952
K723, 0.951%, 08/25/2023 (d)(g)	74,703,503	2,562,308
K723, 0.853%, 09/25/2023 (d)(g)	61,645,000	2,196,282
K726, 0.882%, 04/25/2024 (d)(g)	27,812,592	1,017,154
K728, 0.415%, 08/25/2024 (d)(g)	64,874,352	1,273,211
K729, 0.366%, 10/25/2024 (d)(g)
	53,663,887	945,499
K042, 1.050%, 12/25/2024 (d)(g)
	81,413,809	4,198,852
K061, 0.044%, 11/25/2026 (d)(g)
	72,512,000	490,065
K062, 0.170%, 12/25/2026 (d)(g)
	79,423,000	1,193,188
K063, 0.292%, 01/25/2027 (d)(g)
	103,241,946	2,104,680
K064, 0.608%, 03/25/2027 (d)(g)
	74,523,742	3,117,499
K065, 0.547%, 05/25/2027 (d)(g)
	57,193,000	2,358,817
K066, 0.753%, 06/25/2027 (d)(g)
	31,960,363	1,681,872
KW03, 0.845%, 06/25/2027 (d)(g)
	16,377,123	864,648
K067, 0.578%, 07/25/2027 (d)(g)
	40,929,397	1,727,896
K068, 0.436%, 08/25/2027 (d)(g)
	25,666,239	820,506
K069, 0.369%, 09/25/2027 (d)(g)
	30,980,250	884,604
K070, 0.327%, 11/25/2027 (d)(g)
	38,637,403	1,002,583
K072, 0.370%, 12/25/2027 (d)(g)
	61,773,533	1,767,390
K073, 0.203%, 01/25/2028 (g)	54,203,000	1,047,381
K074, 0.291%, 01/25/2028 (d)(g)
	208,229,622	5,201,139
K073, 0.303%, 01/25/2028 (d)(g)
	157,188,453	4,018,460
KW06, 0.093%, 06/25/2028 (d)(g)
	599,145,976	6,772,267
K080, 0.121%, 07/25/2028 (d)(g)
	632,501,613	8,407,022
K081, 0.069%, 09/25/2051 (d)(g)
	156,687,748	1,484,851
K084, 0.202%, 10/25/2028 (d)(g)
	340,299,363	6,572,236
K1502, 0.953%, 01/25/2031 (d)(g)
	31,938,782	2,610,091
K1505, 0.114%, 04/25/2033 (d)(g)
	248,337,532	4,172,294

FREMF Mortgage Trust
2012-K23, 3.656%, 10/25/2045 (b)(d)
	5,800,000	5,873,267
2013-K27, 3.496%, 01/25/2046 (b)(d)
	7,000,000	7,054,739

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

FREMF Mortgage Trust (Cont.)
2011-K12, 4.345%, 01/25/2046 (b)(d)
	$5,000,000	$5,096,964
2015-K43, 3.734%, 02/25/2048 (b)(d)
	3,446,743	3,405,878
2015-K45, 3.590%, 04/25/2048 (b)(d)
	3,100,000	3,039,693

TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $91,503,704)		105,635,359

MUNICIPAL BONDS – 31.03%

Alabama – 0.22%

Lower Alabama Gas District
5.000%, 09/01/2034	4,000,000	4,641,000

Alaska – 0.07%

Borough of North Slope, AK
5.426%, 06/30/2023	1,260,000	1,361,808

Arizona – 0.25%

City of Phoenix Civic
Improvement Corp.
5.500%, 07/01/2031	840,000	1,072,613
5.500%, 07/01/2033	1,010,000	1,300,920
5.500%, 07/01/2034	665,000	861,468

Tempe Industrial
Development Authority
4.000%, 10/01/2023 (b)	2,000,000	2,009,060
		5,244,061
California – 4.34%

Alvord Unified School District
0.000%, 08/01/2046	1,720,000	1,694,544

California School Finance Authority
6.000%, 07/15/2019 (b)	5,000,000	4,999,300

Citrus Community College District
0.000%, 06/01/2033	1,000,000	629,670

City of Industry, CA
4.000%, 01/01/2028	2,860,000	2,923,807

City of Los Angeles, CA
3.000%, 09/01/2026	4,320,000	4,234,421

City of Oakland, CA
3.000%, 01/15/2027	3,100,000	3,051,826

City of Sacramento, CA Transient
Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,426,472

City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,634,656

City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,628,554

Coachella Valley Unified School
District, CA
0.000%, 08/01/2034	1,100,000	642,224

County of San Diego, CA
6.029%, 08/15/2026	815,000	917,690

County of Sonoma, CA
6.000%, 12/01/2029	10,010,000	11,512,001

Fullerton Public
Financing Authority
7.750%, 05/01/2031	1,490,000	1,850,923

Monrovia School Facilities
Grant Financing Authority
7.000%, 06/01/2027	2,120,000	2,457,949

M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,021,520

Norwalk-La Mirada Unified
School District
0.000%, 08/01/2038	4,200,000	1,953,462

Oakland Alameda County
Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,032,400

Palmdale Elementary
School District
0.000%, 08/01/2029	540,000	397,969

Placentia-Yorba Linda Unified
School District
0.000%, 08/01/2035	7,600,000	4,287,540

Pomona Redevelopment Agency
Successor Agency
3.837%, 02/01/2025	4,260,000	4,320,237
3.930%, 02/01/2026	7,020,000	7,123,334

Poway Unified School District
0.000%, 08/01/2034	5,360,000	3,153,181

San Diego Tobacco Settlement
Revenue Funding Corp.
3.435%, 06/01/2023	2,155,000	2,145,173

San Diego Unified School District
0.000%, 07/01/2036	7,895,000	4,324,407

San Rafael City Elementary
School District
0.000%, 08/01/2029	3,025,000	2,280,275

Santa Ana Community
Redevelopment Agency
Successor Agency
3.753%, 09/01/2025	2,500,000	2,591,325
3.867%, 09/01/2026	4,000,000	4,173,600

Yosemite Community College District
0.000%, 08/01/2038	6,110,000	2,984,124
		89,392,584

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Colorado – 0.55%

Centennial Water &
Sanitation District
5.000%, 12/01/2043	$6,000,000	$6,995,160

Colorado Educational & Cultural
Facilities Authority
3.285%, 03/01/2028	1,000,000	989,440

Colorado Health Facilities Authority
5.000%, 12/01/2019	325,000	325,234

Larimer Weld & Boulder County
School District R-2J Thompson
5.000%, 12/15/2038	2,500,000	2,933,950
		11,243,784
Connecticut – 0.28%

Harbor Point Infrastructure
Improvement District
12.500%, 04/01/2039	1,275,000	1,402,475

State of Connecticut Special
Tax Revenue
5.000%, 09/01/2036	4,000,000	4,432,560
		5,835,035
District of Columbia – 0.57%

Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	8,020,000	11,815,064

Florida – 1.30%

City of Gainesville, FL
0.000%, 10/01/2027	4,610,000	3,386,552
0.000%, 10/01/2028	1,300,000	910,871

County of Miami-Dade, FL
0.000%, 10/01/2034	1,345,000	1,776,234

County of Miami-Dade, FL Water
& Sewer System Revenue
5.000%, 10/01/2043	7,250,000	8,300,525

Greater Orlando Aviation Authority
5.000%, 10/01/2042	1,850,000	2,058,865

School District of Broward County
5.000%, 07/01/2040	7,890,000	9,131,334

Seminole County Industrial
Development Authority
10.000%, 12/28/2021 (b)(j)	325,000	398,414
12.500%, 12/28/2021 (b)(j)	580,000	746,831
		26,709,626
Georgia – 0.36%

Medical Center Hospital Authority
4.875%, 08/01/2022	7,020,000	7,354,924

Idaho – 0.33%

Idaho Energy Resources Authority
2.772%, 09/01/2026	7,200,000	6,843,168

Illinois – 1.45%

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2022	660,000	605,273

Chicago Board of Education
0.000%, 12/01/2022	2,025,000	1,843,398

Chicago O’Hare
International Airport
5.000%, 01/01/2037	1,000,000	1,111,490

City of Chicago, IL
Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,010,354

Illinois Finance Authority
3.548%, 08/15/2029	1,500,000	1,468,365
5.000%, 08/15/2035	1,485,000	1,693,048

Kendall & Kane Counties
Community Unit School
District No. 115
0.000%, 01/01/2022	2,340,000	2,191,691

Metropolitan Pier &
Exposition Authority
0.000%, 06/15/2033	5,075,000	2,734,664

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	2,570,000	2,834,402

Regional Transportation Authority
6.000%, 07/01/2033	5,000,000	6,432,450

South Suburban College
Community School District No. 510
0.000%, 12/01/2022	1,000,000	917,080

Southwestern Illinois
Development Authority
7.030%, 04/15/2032	675,000	702,344

State of Illinois
5.750%, 01/01/2037	3,000,000	3,330,030
5.877%, 03/01/2019	695,000	695,000

Will County Elementary
School District No. 122
5.250%, 10/01/2023	220,000	223,148
		29,792,737
Indiana – 1.16%

Huntington Countywide School
Building Corp.
5.000%, 01/15/2038	5,560,000	6,400,172

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Indiana (Cont.)
Indiana Municipal Power Agency
5.000%, 01/01/2036	$6,340,000	$7,224,493
5.000%, 01/01/2039	2,800,000	3,150,784

Indianapolis Board of
School Commissioners
3.800%, 07/15/2030	5,000,000	5,100,400

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2035	1,770,000	1,996,896
		23,872,745
Kentucky – 0.38%

County of Warren, KY
3.921%, 12/01/2031	825,000	836,393
4.397%, 12/01/2038	1,500,000	1,577,820

Kentucky Higher Education
Student Loan Corp.
3.690%, 06/01/2023	2,000,000	2,029,720
3.860%, 06/01/2025	2,000,000	2,038,300

Kentucky State Property &
Building Commission
5.000%, 02/01/2032	1,150,000	1,288,437
		7,770,670
Louisiana – 0.05%

City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,042,360

Massachusetts – 0.32%
Massachusetts Educational
Financing Authority
3.831%, 07/01/2024	4,215,000	4,331,376

Massachusetts Port Authority
5.000%, 07/01/2042	1,500,000	1,679,685

Massachusetts State College
Building Authority
5.932%, 05/01/2040	550,000	666,320
		6,677,381
Michigan – 1.57%

Chippewa Valley Schools
5.000%, 05/01/2039	3,800,000	4,402,946
5.000%, 05/01/2040	3,975,000	4,582,579

Detroit City School District
7.747%, 05/01/2039	5,510,000	7,566,662

Lake Orion Community
School District
5.000%, 05/01/2038	2,000,000	2,345,100

Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,068,755
2.710%, 11/01/2026	4,105,000	3,844,620
6.396%, 09/01/2024	1,980,000	2,297,552

Ypsilanti School District
2.620%, 05/01/2023	5,500,000	5,335,110
		32,443,324
Minnesota – 0.67%

City of Rochester, MN
5.000%, 11/15/2033	4,250,000	5,421,725
5.000%, 11/15/2035	6,510,000	8,292,633
		13,714,358
Mississippi – 0.64%

State of Mississippi
3.851%, 11/01/2027	4,000,000	4,170,200
5.000%, 10/15/2037	7,925,000	9,077,216
		13,247,416
Missouri – 0.64%

Jackson County School District
6.000%, 03/01/2038	2,500,000	3,186,250

Kansas City Land Clearance
Redevelopment Authority
6.400%, 10/15/2040 (b)	5,000,000	5,068,950

St. Louis School District
5.950%, 04/01/2024	235,000	267,042
6.450%, 04/01/2028	3,800,000	4,656,748
		13,178,990
Nebraska – 0.32%

Central Plains Energy Project
5.000%, 09/01/2034	5,700,000	6,620,835

Nevada – 0.21%

Clark County School District
5.510%, 06/15/2024	4,000,000	4,308,320

New Hampshire – 0.14%

New Hampshire Health and
Education Facilities Authority Act
5.000%, 07/01/2041	2,580,000	2,892,387

New Jersey – 1.89%

New Jersey Economic
Development Authority
0.000%, 02/15/2025	18,446,000	14,668,075

New Jersey Educational
Facilities Authority
2.504%, 07/01/2023	1,355,000	1,327,195

New Jersey Institute of Technology
3.323%, 07/01/2024	2,985,000	2,980,164

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2027	11,110,000	8,730,127
6.104%, 12/15/2028	10,960,000	11,331,544
		39,037,105

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New York – 2.47%

City of New York, NY
5.000%, 04/01/2040	$9,420,000	$10,801,726

Dutchess County Local
Development Corp.
4.550%, 07/01/2022	1,055,000	1,081,101

Fiscal Year 2005
Securitization Corp.
4.930%, 04/01/2020	8,120,000	8,156,946

Monroe County Industrial
Development Corp.
3.622%, 07/01/2024	2,525,000	2,582,772

New York City Transitional
Finance Authority Building
Aid Revenue
4.800%, 07/15/2026	4,000,000	4,314,520

New York City Transitional
Finance Authority Future Tax
Secured Revenue
3.150%, 11/01/2025	1,075,000	1,076,591
3.590%, 08/01/2027	7,000,000	7,053,620

New York Liberty
Development Corp.
5.250%, 10/01/2035	1,000,000	1,228,740

New York State
Dormitory Authority
5.096%, 08/01/2034	3,125,000	3,252,062

New York State Environmental
Facilities Corp.
2.620%, 01/15/2024	700,000	693,294

New York State Urban
Development Corp.
3.420%, 03/15/2028	3,580,000	3,548,747
5.000%, 03/15/2039	5,000,000	5,794,050

Port Authority of New York &
New Jersey
5.000%, 11/15/2037	1,250,000	1,419,312
		51,003,481
Ohio – 0.53%

Cincinnati City School District
5.250%, 12/01/2030	2,125,000	2,732,027
5.250%, 12/01/2031	2,695,000	3,478,140

County of Cuyahoga, OH
2.876%, 07/01/2025	1,000,000	993,760
2.976%, 07/01/2026	3,000,000	2,972,010

Sycamore Community City
School District
5.850%, 12/01/2028	590,000	699,056
		10,874,993
Oklahoma – 0.33%

Midwest City Economic
Development Authority
3.550%, 02/01/2025	1,060,000	1,079,864

Oklahoma City Economic
Development Trust
3.154%, 08/01/2025	2,500,000	2,485,750

Oklahoma Development
Finance Authority
5.450%, 08/15/2028	3,015,000	3,198,403
		6,764,017
Oregon – 0.10%

Washington County School
District No. 15
5.909%, 06/15/2026	1,695,000	1,976,404

Pennsylvania – 2.01%

Berks County Industrial
Development Authority
3.950%, 05/15/2024	720,000	721,915
4.450%, 05/15/2027	800,000	794,344

Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,020,970
3.677%, 11/15/2025	1,000,000	1,025,680

City of York, PA
0.000%, 02/01/2023	740,000	658,866

Delaware Valley Regional
Finance Authority
5.500%, 08/01/2028	4,745,000	5,830,798

Pennsylvania Economic
Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,119,040
5.201%, 06/15/2020	1,290,000	1,319,864

Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	5,447,850
6.000%, 12/01/2030	3,070,000	3,879,344
6.250%, 06/01/2033	5,295,000	6,482,880
6.375%, 12/01/2038	3,850,000	4,824,859

Philadelphia Authority for
Industrial Development
0.000%, 04/15/2022	6,437,000	5,786,219

Union County Hospital Authority
3.800%, 08/01/2023	1,350,000	1,360,976
4.400%, 08/01/2028	1,060,000	1,080,691
		41,354,296
Puerto Rico – 0.44%

Children’s Trust Fund
5.375%, 05/15/2033	5,930,000	5,987,343

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT		VALUE

Puerto Rico (Cont.)

Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
0.000%, 07/01/2027	$3,237,000		$2,352,652
4.550%, 07/01/2040	797,000		691,397
			9,031,392
South Carolina – 0.36%

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	2,000,000		2,570,820

South Carolina Public
Service Authority
2.388%, 12/01/2023	5,000,000		4,780,650
			7,351,470
Tennessee – 0.30%

Memphis-Shelby County
Airport Authority
5.000%, 07/01/2038	1,490,000		1,668,621

Memphis-Shelby County
Industrial Development Board
4.700%, 07/01/2027	250,000		259,020

State of Tennessee
4.182%, 08/01/2031	4,000,000		4,248,760
			6,176,401
Texas – 4.26%

Bexar County Hospital District
5.000%, 02/15/2038	4,500,000		5,184,315

Central Texas Turnpike System
0.000%, 08/15/2027	0(k	)	0

City of Conroe, TX
5.000%, 11/15/2037	3,200,000		3,731,200
5.000%, 11/15/2038	5,385,000		6,255,539

City of Dallas, TX
0.000%, 02/15/2026	2,525,000		1,974,954
0.000%, 02/15/2030	1,910,000		1,237,031

City of El Paso, TX
6.018%, 08/15/2035	3,000,000		3,728,670

City of Houston, TX
5.508%, 03/01/2036	2,400,000		2,768,640
6.290%, 03/01/2032	5,630,000		6,656,518

City of Houston, TX Airport
System Revenue
6.880%, 01/01/2028	500,000		587,095

City of Irving, TX
7.375%, 08/15/2044	3,500,000		3,720,255

County of Galveston, TX
5.905%, 02/01/2029	4,905,000		5,542,307
El Paso Independent
School District
1.550%, 08/15/2025	6,175,000		5,573,925

Lower Colorado River Authority
5.000%, 05/15/2038	5,000,000		5,713,300

New Hope Cultural Education
Facilities Corp.
4.000%, 08/01/2020	320,000		320,048

North Texas Tollway Authority
0.000%, 01/01/2031	7,500,000		5,234,100
5.000%, 01/01/2034	9,500,000		11,644,245
8.410%, 02/01/2030	5,090,000		6,587,987

Texas Public Finance Authority
8.250%, 07/01/2024	11,195,000		11,311,988
			87,772,117
Utah – 0.05%

Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000		1,000,110

Washington – 0.14%

Chelan County Public
Utility District No. 1
0.000%, 06/01/2029	3,920,000		2,905,465

West Virginia – 1.51%

State of West Virginia
5.000%, 06/01/2040	5,000,000		5,768,600
5.000%, 12/01/2040	14,040,000		16,178,853

Tobacco Settlement
Finance Authority
7.467%, 06/01/2047	6,870,000		6,671,663

West Virginia University
0.000%, 04/01/2030	3,460,000		2,473,243
			31,092,359
Wisconsin – 0.82%

Public Finance Authority
3.930%, 12/15/2025	1,660,000		1,691,590
4.153%, 05/15/2031	3,635,000		3,692,651
5.000%, 05/15/2032 (b)	1,275,000		1,340,522
5.000%, 03/01/2041	4,850,000		5,386,701
7.625%, 12/01/2048 (b)	5,000,000		4,814,800
			16,926,264
TOTAL MUNICIPAL BONDS
(Cost $630,867,753)			639,268,451

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

US GOVERNMENT NOTES/BONDS – 2.18%

United States Treasury Note/Bond
2.750%, 11/30/2020	$25,000,000	$25,087,891
2.000%, 01/15/2021	20,000,000	19,805,078

TOTAL US GOVERNMENT
NOTES/BONDS (Cost $44,788,008)		44,892,969

US GOVERNMENT TREASURY BILL – 1.90%
United States Treasury Bill
2.613%, 12/05/2019	40,000,000	39,242,592

TOTAL US GOVERNMENT
TREASURY BILL
(Cost $39,220,815)		39,242,592

CLOSED-END MUTUAL

FUNDS – 0.33%
BlackRock Investment Quality
Municipal Trust, Inc.	24,400	342,576
Invesco High Income Trust II	143,246	2,042,688
Invesco Municipal Opportunity Trust	172,200	2,042,292
Nuveen Quality Municipal
Income Fund	183,527	2,457,426

TOTAL CLOSED-END
MUTUAL FUNDS
(Cost $7,013,035)		6,884,982

SHORT-TERM INVESTMENTS – 2.09%
First American Treasury Obligations
Fund – Class Z – 2.269% (h)	43,122,522	43,122,522

TOTAL SHORT-TERM
INVESTMENTS
(Cost $43,122,522)		43,122,522

Total Investments
(Cost $2,048,126,396) – 99.41%		2,048,399,564

Other Assets in Excess
of Liabilities – 0.58%		12,052,818

TOTAL NET ASSETS – 100.00%		$2,060,452,382

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at February 28, 2019. The coupon is based on an underlying pool of loans.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Step-up bond; the rate shown represents the rate at February 28, 2019.
(g)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(h)	Seven day yield at February 28, 2019.
(i)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(j)	Illiquid securities. The total market value of these securities was $1,145,245, representing 0.00% of net assets.
(k)	Represents a fractional share. Rounds to less than 0.5 share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

MUNICIPAL BONDS – 97.06%

Alabama – 1.60%

Alabama Economic
Settlement Authority
3.163%, 09/15/2025	$1,800,000	$1,790,352

City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,153,600

Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,162,001
		4,105,953
Alaska – 1.25%

Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,040,000	1,237,995

CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,956,483
		3,194,478
Arizona – 0.95%

Florence Town, Inc. Industrial
Development Authority
5.000%, 07/01/2023	385,000	399,576

Industrial Development Authority
of the City of Phoenix
5.000%, 06/01/2027	500,000	542,450

Tempe Industrial
Development Authority
4.000%, 10/01/2023 (a)	1,500,000	1,506,795
		2,448,821
California – 5.07%

California School Finance Authority
6.000%, 07/15/2019 (a)	1,750,000	1,749,755

California Statewide Communities
Development Authority
5.000%, 08/15/2028	750,000	888,300

City of Los Angeles
Department of Airports
5.000%, 05/15/2033	1,000,000	1,136,060

Clovis Unified School District
0.000%, 08/01/2028	2,000,000	1,548,820

M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,664,275

Palmdale Elementary School District
0.000%, 08/01/2028	500,000	385,055

Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,161,250

San Diego Tobacco Settlement
Revenue Funding Corp.
4.000%, 06/01/2032	980,000	988,987

San Joaquin Hills Transportation
Corridor Agency
5.000%, 01/15/2029	550,000	619,272

St. Helena Unified School District
0.000%, 06/01/2036	2,755,000	2,851,976
		12,993,750
Colorado – 3.22%

City & County of Denver, CO
Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,077,000

Colorado Health Facilities Authority
3.125%, 05/15/2027	1,250,000	1,239,688

El Paso County School
District No. 49 Falcon
5.000%, 12/15/2031	1,500,000	1,736,175

Public Authority for Colorado Energy
6.500%, 11/15/2038	1,570,000	2,202,741
		8,255,604
District of Columbia – 0.67%

Metropolitan Washington
Airports Authority
5.000%, 10/01/2032	1,500,000	1,713,465

Florida – 5.20%

City of Belle Isle, FL
5.500%, 10/01/2022	420,000	439,786

City of Hialeah, FL
5.000%, 12/01/2029	500,000	585,500

City of Orlando, FL
5.000%, 11/01/2038	1,000,000	1,125,620

County of Miami-Dade
Seaport Department
5.750%, 10/01/2028	545,000	623,229

County of Miami-Dade, FL
5.250%, 10/01/2030	1,015,000	1,274,038

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2038	1,405,000	1,546,694

Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,651,155

Hollywood Community
Redevelopment Agency
5.000%, 03/01/2024	800,000	907,728

Orange County Health
Facilities Authority
5.000%, 10/01/2026	500,000	582,175

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Florida (Cont.)

Sarasota County Health
Facilities Authority
2.700%, 01/01/2022	$1,000,000	$987,900
3.300%, 01/01/2023	1,000,000	1,000,070

Seminole County Industrial
Development Authority
10.000%, 12/28/2021 (a)(b)	905,000	1,109,431

Tampa Bay Water
6.000%, 10/01/2029	1,025,000	1,367,504

Venetian Community
Development District
5.000%, 05/01/2023	125,000	128,094
		13,328,924
Georgia – 1.38%

Americus & Sumter County
Hospital Authority
5.125%, 05/15/2023	400,000	414,700

City of Atlanta, GA Water &
Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,885,048

Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	572,865

Savannah Hospital Authority
5.500%, 07/01/2027	590,000	674,630
		3,547,243
Hawaii – 1.34%

City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,253,150

State of Hawaii
5.000%, 01/01/2038	1,885,000	2,185,017
		3,438,167
Illinois – 5.56%

Boone & Winnebago Counties
Community Unit School District No. 200
0.000%, 01/01/2024	815,000	722,546

Boone Mchenry & Dekalb Counties
Community Unit School District No. 100
0.000%, 12/01/2023	1,135,000	1,016,154
0.000%, 12/01/2024	520,000	451,599

Chicago Board of Education
0.000%, 12/01/2022	840,000	764,669

Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,111,490

Chicago Transit Authority
5.000%, 06/01/2024	750,000	847,140
5.250%, 12/01/2036	1,500,000	1,586,070

Cook County School
District No. 103 Lyons
0.000%, 12/01/2022	850,000	780,088

Illinois Finance Authority
5.000%, 01/01/2034	500,000	556,345

Metropolitan Pier &
Exposition Authority
0.000%, 06/15/2026	2,375,000	1,902,470

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,102,880

Railsplitter Tobacco
Settlement Authority
5.000%, 06/01/2027	1,000,000	1,161,570

State of Illinois
6.000%, 06/15/2026	1,575,000	1,852,594

Will County Community Unit School
District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	414,206
		14,269,821
Indiana – 3.41%

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	572,245

Hammond Multi-School
Building Corp.
5.000%, 07/15/2034	1,000,000	1,135,380

Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,115,150
5.500%, 11/15/2026	1,155,000	1,228,008
6.000%, 08/01/2039	1,135,000	1,154,272

Indiana Health Facility
Financing Authority
5.000%, 11/15/2034	1,010,000	1,144,199

Indiana Municipal Power Agency
5.000%, 01/01/2042	1,000,000	1,117,030

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2033	1,130,000	1,283,985
		8,750,269
Kentucky – 0.54%

Grant County School District
Finance Corp.
1.400%, 08/01/2022	320,000	308,822

Kentucky Economic Development
Finance Authority
5.000%, 05/15/2026	1,000,000	1,088,020
		1,396,842

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Louisiana – 1.98%

City of Shreveport, LA Water
& Sewer Revenue
5.000%, 12/01/2027	$1,000,000	$1,162,170

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	458,831

Louisiana Local Government
Environmental Facilities &
Community Development Authority
5.000%, 11/01/2032	1,200,000	1,380,816
5.000%, 12/01/2025	715,000	841,669

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	432,068
5.250%, 05/15/2033	740,000	792,466
		5,068,020
Maryland – 0.60%

City of Rockville, MD
2.500%, 11/01/2024	1,560,000	1,546,943

Massachusetts – 2.00%

Commonwealth of Massachusetts
5.250%, 09/01/2043	2,000,000	2,348,200

Massachusetts Educational
Financing Authority
4.500%, 07/01/2024	105,000	109,899
5.000%, 07/01/2028	2,250,000	2,680,808
		5,138,907
Michigan – 2.59%

Battle Creek School District
5.000%, 05/01/2037	775,000	872,797

Brandon School District
5.000%, 05/01/2032	1,550,000	1,784,376

Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,142,090

County of Genesee, MI
3.109%, 10/01/2019	1,727,000	1,727,000

Detroit City School District
5.250%, 05/01/2027	715,000	856,005

Michigan Finance Authority
3.875%, 10/01/2023	250,000	261,390
		6,643,658
Minnesota – 5.50%

City of Minneapolis, MN
3.750%, 11/01/2021	1,000,000	1,001,320
5.000%, 03/01/2029	450,000	460,260

City of Minnetonka, MN
3.000%, 11/01/2034	1,969,410	1,868,852

City of Rochester, MN
5.000%, 11/15/2033	1,000,000	1,275,700
5.000%, 11/15/2034	845,000	1,077,434

City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,081,380

Dakota County Community
Development Agency
3.800%, 07/01/2022	2,000,000	2,003,520

Housing & Redevelopment Authority
of the City of St. Paul, MN
3.375%, 05/01/2021 (a)	1,500,000	1,496,955
3.750%, 09/01/2021	1,000,000	1,002,430
3.750%, 03/01/2021	1,000,000	1,000,820

Kanabec Hospital
2.750%, 12/01/2019	1,000,000	1,000,100

Minneapolis-St. Paul Metropolitan
Airports Commission
5.000%, 01/01/2041	750,000	849,180
		14,117,951
Mississippi – 0.37%

Mississippi Development Bank
5.000%, 04/01/2026	800,000	944,520

Missouri – 1.76%

Jackson County School District
5.500%, 03/01/2035	1,015,000	1,260,935
5.500%, 03/01/2037	990,000	1,216,987

Kansas City Land Clearance
Redevelopment Authority
4.375%, 02/01/2031 (a)	1,000,000	1,009,900

Maryland Heights Industrial
Development Authority
5.000%, 03/15/2039	1,000,000	1,015,690
		4,503,512
Nebraska – 0.91%

Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,323,100

Nevada – 1.41%

City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,333,782

County of Washoe, NV
5.000%, 02/01/2042	2,000,000	2,294,920
		3,628,702
New Jersey – 2.89%

Garden State Preservation Trust
5.750%, 11/01/2028	960,000	1,166,861

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New Jersey (Cont.)

New Jersey Economic
Development Authority
0.000%, 12/15/2035	$1,800,000	$1,856,988
3.375%, 07/01/2030	1,000,000	993,160
5.500%, 01/01/2027	300,000	337,749

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2027	750,000	878,317

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2027	1,420,000	1,115,822
0.000%, 12/15/2030	1,500,000	1,051,170
		7,400,067
New York – 6.02%

City of New York, NY
5.000%, 12/01/2037	2,000,000	2,340,300

New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	5,760,700

New York City Water &
Sewer System
5.000%, 06/15/2040	2,000,000	2,315,340

New York Liberty Development Corp.
5.250%, 10/01/2035	845,000	1,038,285

New York State Dormitory Authority
5.000%, 03/15/2041	2,000,000	2,307,740

Port Authority of New York
& New Jersey
5.000%, 09/01/2032	1,500,000	1,688,460
		15,450,825
North Carolina – 0.39%

North Carolina Medical
Care Commission
3.550%, 10/01/2024	1,000,000	1,001,030

North Dakota – 1.01%

City of Langdon, ND
1.500%, 11/01/2019	1,500,000	1,491,195

City of Mandan, ND
2.750%, 09/01/2041	1,105,000	1,089,574
		2,580,769
Ohio – 4.05%

City of Cleveland, OH Income
Tax Revenue
5.000%, 10/01/2037	745,000	826,853

City of Dayton, OH Airport Revenue
5.000%, 12/01/2028	1,210,000	1,393,000

Cleveland-Cuyahoga County
Port Authority
5.000%, 08/01/2022	500,000	547,605

County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,413,022

County of Franklin, OH
5.000%, 05/15/2027	635,000	740,289

Dayton City School District
5.000%, 11/01/2031	1,000,000	1,226,330

Highland Local School District
5.250%, 12/01/2054	1,500,000	1,670,295

Marysville Exempted Village
School District
5.000%, 12/01/2029	1,180,000	1,376,966

State of Ohio
5.000%, 01/01/2033	1,000,000	1,180,440
		10,374,800
Oregon – 0.63%

Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	501,426

Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,107,680
		1,609,106
Pennsylvania – 5.35%

Commonwealth Financing Authority
5.000%, 06/01/2034	1,000,000	1,135,770
5.000%, 06/01/2035	500,000	564,675

Delaware Valley Regional
Finance Authority
2.561%, 09/01/2048	1,000,000	997,930
5.500%, 08/01/2028	2,850,000	3,502,165

Hopewell Area School District
0.000%, 09/01/2026	900,000	741,375

Montour School District
5.000%, 04/01/2035	1,825,000	2,059,658

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2028	750,000	851,258

Pennsylvania Turnpike Commission
6.000%, 12/01/2030	625,000	789,769
6.375%, 12/01/2038	2,000,000	2,506,420

Scranton School District
5.000%, 12/01/2035	500,000	563,305
		13,712,325

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Puerto Rico – 2.71%

Children's Trust Fund
5.375%, 05/15/2033	$1,970,000	$1,989,050

Puerto Rico Convention Center
District Authority
4.500%, 07/01/2036	1,900,000	1,902,147

Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	618,929

Puerto Rico Sales Tax Financing
Corp Sales Tax Revenue
0.000%, 07/01/2024	2,000,000	1,659,120
0.000%, 07/01/2027	1,070,000	777,676
		6,946,922
Rhode Island – 0.94%

Rhode Island Health & Educational
Building Corp.
5.000%, 06/01/2025	500,000	570,055

Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,002,278
5.000%, 12/01/2025	525,000	597,865

Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	235,000	235,207
		2,405,405
South Carolina – 1.14%

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	1,000,000	1,285,410

South Carolina Ports Authority
5.250%, 07/01/2055	1,500,000	1,634,775
		2,920,185
Texas – 14.30%

Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,506,708

Arlington Higher Education
Finance Corp.
5.000%, 02/15/2030	1,000,000	1,146,520

Bexar County Hospital District
5.000%, 02/15/2038	1,135,000	1,307,599

City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,062,998

City of San Antonio, TX
5.000%, 08/01/2037	5,015,000	5,900,097

City of San Antonio, TX Electric
& Gas Systems Revenue
5.000%, 02/01/2044	1,000,000	1,155,080

County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,449,564

County of Harris, TX
2.468%, 08/15/2035	1,020,000	936,574
5.000%, 08/15/2034	1,000,000	1,150,180

Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,027,440

El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,420,175

Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,302,920

Harris County-Houston
Sports Authority
5.000%, 11/15/2027	500,000	564,310

Laredo Community College District
5.000%, 08/01/2029	885,000	1,024,193

New Hope Cultural Education
Facilities Corp.
5.000%, 07/01/2046	1,000,000	1,083,240

North East Independent
School District
5.250%, 02/01/2030	1,025,000	1,304,128
5.250%, 02/01/2035	1,000,000	1,302,180

North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,242,345

Socorro Independent School District
5.000%, 08/15/2039	2,000,000	2,280,340

State of Texas
5.500%, 08/01/2033	1,000,000	1,180,610

Tarrant County Cultural Education
Facilities Finance Corp.
3.875%, 11/15/2022	1,500,000	1,495,080
5.000%, 07/01/2036	1,500,000	1,698,315

Texas Municipal Gas Acquisition
& Supply Corp. I
6.250%, 12/15/2026	1,840,000	2,128,530
		36,669,126
Utah – 1.25%

County of Utah
5.000%, 05/15/2041	1,500,000	1,683,975

University of Utah
5.000%, 08/01/2031	1,000,000	1,173,310

Utah Charter School
Finance Authority
6.300%, 07/15/2032	335,000	357,375
		3,214,660

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2019 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Vermont – 0.12%

Vermont Economic
Development Authority
5.000%, 05/01/2021	$300,000	$311,418

Washington – 6.15%

Chelan County Public
Utility District No. 1
0.000%, 06/01/2026	450,000	372,010

Grays Harbor County Public
Hospital District No. 1
3.000%, 08/01/2019	1,000,000	999,520

Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,665,090

Spokane County School
District No. 81
5.000%, 12/01/2036	2,000,000	2,383,180

State of Washington
5.000%, 08/01/2039	5,000,000	5,813,350

Washington Health Care
Facilities Authority
5.000%, 10/01/2038	1,535,000	1,708,409
5.000%, 01/01/2025	1,000,000	1,149,480

Washington State Convention Center
Public Facilities District
5.000%, 07/01/2048	1,500,000	1,676,835
		15,767,874
Wisconsin – 2.80%

County of Milwaukee, WI
Airport Revenue
5.000%, 12/01/2028	1,000,000	1,161,810

Plateville Redevelopment Authority
5.000%, 07/01/2022	560,000	580,726

Public Finance Authority
3.000%, 11/15/2022 (a)	1,430,000	1,430,157
5.000%, 09/30/2037	1,000,000	1,101,180
5.000%, 07/01/2038	1,000,000	1,129,230
5.250%, 05/15/2037 (a)	500,000	525,085

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2034	1,100,000	1,264,373
		7,192,561
TOTAL MUNICIPAL BONDS
(Cost $244,263,775)		248,915,723

CORPORATE BONDS – 0.66%

Hospitals – 0.66%
Catholic Health Initiatives
2.950%, 11/01/2022	1,725,000	1,688,197

TOTAL CORPORATE BONDS
(Cost $1,690,383)		1,688,197

Total Investments
(Cost $245,954,158) – 97.72%		250,603,920

Other Assets in Excess
of Liabilities – 2.28%		5,855,671

TOTAL NET ASSETS – 100.00%		$256,459,591

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Illiquid security. The total market value of this security was $1,109,431, representing 1.00% of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2019 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Investment Income
Interest income	$36,512,599	$4,217,273
Dividend income	207,356	—
Total Investment Income	36,719,955	4,217,273

Expenses
Advisory fees	5,239,266	477,287
Transfer agent fees and expenses	900,466	37,388
Administration and accounting fees	507,439	109,800
Federal and state registration fees	86,996	19,305
Reports to shareholders	54,451	7,030
Custody fees	54,013	6,557
Legal fees	41,915	4,906
Audit and tax fees	12,102	9,205
Chief Compliance Officer fees	6,502	6,502
Trustees’ fees	4,022	4,022
Distribution fees – Class A	23	26,301
Distribution fees – Class C	26	—
Shareholder servicing fees – Class C	9	—
Other expenses	11,768	3,207
Total Expenses	6,918,998	711,510
Expense Recovery or (Waivers) by Adviser (Note 4)	—	(28,939)
Net Expenses	6,918,998	682,571

Net Investment Income	29,800,957	3,534,702

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(339,914)	(82,115)
Change in net unrealized appreciation from investments	7,564,826	3,019,596
Net Realized and Unrealized Gain on Investments	7,224,912	2,937,481

Net Increase in Net Assets from Operations	$37,025,869	$6,472,183

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
From Operations
Net investment income	$29,800,957	$53,747,565
Net realized loss from investments	(339,914)	(2,132,147)
Change in net unrealized appreciation (depreciation) from investments	7,564,826	(24,461,362)
Net increase in net assets from operations	37,025,869	27,154,056

From Distributions
Net dividends and distributions – Institutional Class	(34,711,877)	(62,058,773)
Net dividends and distributions – Class A(1)	(778)	—
Net dividends and distributions – Class C(2)	(213)	—
Net decrease in net assets resulting from distributions paid	(34,712,868)	(62,058,773	)(3)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	706,566,197	842,437,565
Proceeds from shares sold – Class A(1)	284,949	—
Proceeds from shares sold – Class C(2)	85,900	—
Shares issued in reinvestment of distributions declared –
Institutional Class	28,769,587	50,777,118
Shares issued in reinvestment of distributions declared – Class A	645	—
Shares issued in reinvestment of distributions declared – Class C	214	—
Cost for shares redeemed – Institutional Class(4)	(237,304,987)	(355,946,623)
Cost for shares redeemed – Class A(1)	(80)	—
Cost for shares redeemed – Class C(2)	—	—
Net increase in net assets from capital share transactions	498,402,425	537,268,060

Total Increase in Net Assets	500,715,426	502,363,343

Net Assets
Beginning of period	1,559,736,956	1,057,373,613
End of period	$2,060,452,382	$1,559,736,956	(5)

(1)	Class A Shares commenced operations on January 2, 2019.
(2)	Class C Shares commenced operations on January 2, 2019.
(3)	Includes net investment income distributions of $62,058,773 for Institutional Class shares.
(4)	Net of redemption fees of $94,660 and $103,634 for the six months ended February 28, 2019 and the year ended August 31, 2018, respectively.
(5)	End of year net assets include accumulated undistributed net investment income of $177,804.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
From Operations
Net investment income	$3,534,702	$5,994,118
Net realized gain (loss) from investments	(82,115)	335,079
Change in net unrealized appreciation (depreciation) from investments	3,019,596	(5,257,811)
Net increase in net assets from operations	6,472,183	1,071,386

From Distributions
Net dividends and distributions – Institutional Class	(3,178,054)	(5,401,960)
Net dividends and distributions – Class A	(273,873)	(589,960)
Net decrease in net assets resulting from distributions paid	(3,451,927)	(5,991,920	)(1)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	60,599,626	79,707,511
Proceeds from shares sold – Class A	1,310,735	5,821,430
Shares issued in reinvestment of distributions declared – Institutional Class	2,458,048	3,988,100
Shares issued in reinvestment of distributions declared – Class A	231,639	509,069
Cost for shares redeemed – Institutional Class(2)	(37,912,512)	(43,190,079)
Cost for shares redeemed – Class A(3)	(4,380,057)	(8,478,763)
Net increase in net assets from capital share transactions	22,307,479	38,357,268

Total Increase in Net Assets	25,327,735	33,436,734

Net Assets
Beginning of period	231,131,856	197,695,122
End of period	$256,459,591	$231,131,856	(4)

(1)	Includes net investment income distributions of $5,401,960, and $589,960 for Institutional Class and Class A shares, respectively.
(2)	Net of redemption fees of $1,687 and $2,264 for the six months ended February 28, 2019 and the year ended August 31, 2018, respectively.
(3)	Net of redemption fees of $59 and $201 for the six months ended February 28, 2019 and the year ended August 31, 2018, respectively.
(4)	End of year net assets include accumulated undistributed net investment income of $13,117.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2019	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2018	2017	2016	2015	2014
Institutional Class Shares

Net Asset Value,
Beginning of Period	$22.21	$22.84	$22.98	$22.53	$22.91	$21.86

Income/(loss) from
investment operations:
Net investment income(1)	0.36	0.94	1.09	1.17	0.98	0.89
Net realized and unrealized
gain/(loss) on investments(2)	0.07	(0.50)	0.05	0.46	(0.28)	1.17
Total from investment operations	0.43	0.44	1.14	1.63	0.70	2.06

Less distributions paid:
From net investment income	(0.43)	(1.07)	(1.28)	(1.19)	(1.08)	(1.01)
Total distributions paid	(0.43)	(1.07)	(1.28)	(1.19)	(1.08)	(1.01)

Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)

Net Asset Value, End of Period	$22.21	$22.21	$22.84	$22.98	$22.53	$22.91

Total Return(4)	1.96%	2.00%	5.20%	7.48%	3.13%	9.62%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$2,060,081	$1,559,737	$1,057,374	$688,597	$164,375	$151,230

Ratio of expenses
to average net assets:
Before waiver, expense reimbursement
and recoupment(5)	0.79%	0.81%	0.76%	0.79%	0.84%	0.86%
After waiver, expense reimbursement
and recoupment(5)	0.79%	0.81%	0.76%	0.79%	0.84%	0.94%

Ratio of net investment income
to average net assets:
Before waiver, expense reimbursement
and recoupment(5)	3.41%	4.19%	4.83%	5.14%	4.31%	4.02%
After waiver, expense reimbursement
and recoupment(5)	3.41%	4.19%	4.83%	5.14%	4.31%	3.94%

Portfolio turnover rate(4)	17.79%	37.99%	78.53%	45.58%	80.49%	53.47%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended
February 28, 2019(1)
(Unaudited)
Class A Shares

Net Asset Value, Beginning of Period	$22.13

Income from investment operations:
Net investment income(2)	0.14
Net realized and unrealized gain on investments(3)	0.07
Total from investment operations	0.21

Less distributions paid:
From net investment income	(0.13)
Total distributions paid	(0.13)

Net Asset Value, End of Period	$22.21

Total Return(4)(5)	0.97%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$285

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(6)	1.20%
After waiver and expense reimbursement(6)	1.20%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(6)	3.99%
After waiver and expense reimbursement(6)	3.99%

Portfolio turnover rate(5)(7)	17.79%

(1)	Class A shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Based on net asset value, which does not reflect sales charge.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended
February 28, 2019(1)
(Unaudited)
Class C Shares

Net Asset Value, Beginning of Period	$22.13

Income from investment operations:
Net investment income(2)	0.10
Net realized and unrealized gain on investments(3)	0.09
Total from investment operations	0.19

Less distributions paid:
From net investment income	(0.12)
Total distributions paid	(0.12)

Net Asset Value, End of Period	$22.20

Total Return(4)	0.87%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$86

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	1.83%
After waiver and expense reimbursement(5)	1.83%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(5)	2.84%
After waiver and expense reimbursement(5)	2.84%

Portfolio turnover rate(4)(6)	17.79%

(1)	Class C shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2019	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2018	2017	2016	2015	2014
Institutional Class Shares

Net Asset Value,
Beginning of Period	$23.79	$24.34	$24.87	$23.26	$23.07	$21.16

Income/(loss) from
investment operations:
Net investment income(1)	0.35	0.67	0.62	0.57	0.61	0.71
Net realized and unrealized
gain/(loss) on investments	0.26	(0.55)	(0.53)	1.59	0.18	1.91
Total from investment operations	0.61	0.12	0.09	2.16	0.79	2.62

Less distributions paid:
From net investment income	(0.34)	(0.67)	(0.61)	(0.55)	(0.60)	(0.71)
From net realized gain on investments	—	—	(0.01)	—	—	—
Total distributions paid	(0.34)	(0.67)	(0.62)	(0.55)	(0.60)	(0.71)

Paid-in capital from
redemption fees (Note 2)(2)	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$24.06	$23.79	$24.34	$24.87	$23.26	$23.07

Total Return(3)	2.60%	0.46%	0.50%	9.43%	3.41%	12.58%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$236,302	$208,325	$172,201	$129,466	$63,257	$41,000

Ratio of expenses
to average net assets:
Before waiver and expense
reimbursement(4)	0.57%	0.60%	0.66%	0.73%	0.86%	1.05%
After waiver and expense
reimbursement(4)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement(4)	2.96%	2.76%	2.50%	2.16%	2.30%	2.73%
After waiver and expense
reimbursement(4)	2.98%	2.81%	2.61%	2.34%	2.61%	3.23%

Portfolio turnover rate(3)	22.52%	28.49%	42.53%	13.66%	31.83%	62.87%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2019	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2018	2017	2016	2015	2014
Class A Shares

Net Asset Value,
Beginning of Period	$23.81	$24.36	$24.91	$23.30	$23.09	$21.18

Income/(loss) from
investment operations:
Net investment income(1)	0.32	0.61	0.56	0.50	0.55	0.67
Net realized and unrealized
gain/(loss) on investments	0.26	(0.55)	(0.53)	1.60	0.17	1.88
Total from investment operations	0.58	0.06	0.03	2.10	0.72	2.55

Less distributions paid:
From net investment income	(0.31)	(0.61)	(0.57)	(0.51)	(0.54)	(0.66)
From net realized gain on investments	—	—	(0.01)	—	—	—
Total distributions paid	(0.31)	(0.61)	(0.58)	(0.51)	(0.54)	(0.66)

Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.02	0.03	0.02

Net Asset Value, End of Period	$24.08	$23.81	$24.36	$24.91	$23.30	$23.09

Total Return(3)(4)	2.46%	0.25%	0.24%	9.20%	3.29%	12.33%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$20,158	$22,807	$25,495	$31,744	$10,476	$4,154

Ratio of expenses
to average net assets:
Before waiver and expense
reimbursement(5)	0.82%	0.85%	0.80%	0.85%	1.10%	1.33%
After waiver and expense
reimbursement(5)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement(5)	2.70%	2.50%	2.34%	2.02%	2.05%	2.47%
After waiver and expense
reimbursement(5)	2.72%	2.55%	2.34%	2.07%	2.35%	3.00%

Portfolio turnover rate(4)	22.52%	28.49%	42.53%	13.66%	31.83%	62.87%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Based on net asset value, which does not reflect sales charge.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), and the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Strategic Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Strategic Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield method until maturity. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

»	Level 1: Quoted prices in active markets for identical securities.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2019 (Unaudited)

»	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
»	Level 3: Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2019:

Performance Trust Strategic Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed
Securities	$—	$24,599,068	$—	$24,599,068
Collateralized
Loan
Obligations	—	78,885,748	—	78,885,748
Corporate
Bonds	—	86,337,444	—	86,337,444
Non – Agency
Residential
Mortgage
Backed
Securities	—	604,492,315	—	604,492,315
Non – Agency
Commercial
Mortgage
Backed
Securities	—	375,038,114	—	375,038,114
Agency
Commercial
Mortgage
Backed
Securities	—	105,635,359	—	105,635,359
Municipal
Bonds	—	639,268,451	—	639,268,451
US
Government
Notes/Bonds	—	44,892,969	—	44,892,969
US
Treasury Bill	—	39,242,592	—	39,242,592
Total Fixed
Income	—	1,998,392,060	—	1,649,708,521
Equity
Closed-End
Mutual Funds	6,884,982	—	—	6,884,982
Total Equity	6,884,982	—	—	6,884,982
Short-Term
Investments	43,122,522	—	—	43,122,522
Total
Investments
in Securities	$50,007,504	$1,998,392,060	$—	$2,048,399,564

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal
Bonds	$—	$248,915,723	$—	$248,915,723
Corporate
Bonds	—	1,688,197	1,688,197
Total Fixed
Income	$—	$250,603,920	$—	$250,603,920

The Funds did not hold any Level 3 securities during the six months ended February 28, 2019.

The Funds did not hold any financial derivative instruments during the six months ended February 28, 2019.

b.	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 28, 2019, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 28, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2019, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2015.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2019 (Unaudited)

f.	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares redeemed within sixty days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of a Fund’s daily NAV calculation. For the six months ended February 28, 2019, redemption fees of $94,660 and $1,746 were collected for the Strategic Bond Fund and Municipal Bond Fund, respectively.

g.	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Funds and 0.75% of average daily net assets of the Class C shares of the Strategic Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Strategic Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums and interest only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3.	Federal Tax Matters
The tax character of distributions paid during the years ended August 31, 2018 and August 31, 2017 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2018	AUGUST 31, 2017
Ordinary Income	$62,058,773	$48,569,228
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—

PERFORMANCE TRUST MUNICIPAL BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2018	AUGUST 31, 2017
Ordinary Income	$6,020	$21,230
Tax-Exempt Income	5,985,900	4,430,411
Long-Term Capital Gain	—	79,473

As of August 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$1,550,023,414
Gross tax unrealized appreciation	$22,499,027
Gross tax unrealized depreciation	(29,782,030)
Net tax unrealized depreciation	(7,283,003)
Undistributed ordinary income	168,721
Undistributed long-term capital gain	—
Total distributable earnings	168,721
Other accumulated losses	(22,775,122)
Total accumulated losses	$(29,889,404)

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$224,066,774
Gross tax unrealized appreciation	$3,489,227
Gross tax unrealized depreciation	(1,859,061)
Net tax unrealized appreciation	1,630,166
Undistributed ordinary income	13,154
Undistributed long-term capital gain	—
Total distributable earnings	13,154
Other accumulated losses	(364,650)
Total accumulated gains	$1,278,670

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2018, the Strategic Bond Fund had short-term and long-term capital loss carryovers of $22,238,716 and $536,307, respectively. The Municipal Bond Fund had short-term capital loss carryovers of $364,613. These losses will be carried forward indefinitely to offset future realized capital gains. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.  During the year ended August 31, 2018, short-term capital loss carryovers of $0 and $335,079 were utilized by the Strategic Bond Fund and Municipal Bond Fund, respectively.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended August 31, 2018, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Accumulated undistributed
net investment income/(loss)	$8,304,311	$—
Accumulated
undistributed net
realized gain/(loss)	$(8,304,311)	$—
Paid in capital	$—	$—

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2019 (Unaudited)

at the annual rate of 0.60% for the Strategic Bond Fund and 0.40% for the Municipal Bond Fund of the respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at least through December 29, 2019 at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95% and 0.55% (the “Expense Limitation Cap”) of the average daily net assets of the Strategic Bond Fund and Municipal Bond Fund, respectively.  Prior to December 29, 2017, the Adviser had agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses exclusive of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest on short positions, brokerage commissions, and extraordinary expenses), did not exceed 0.95%, 0.55% and 0.80% of the average daily net assets of the Strategic Bond Fund and Municipal Bond Fund – Institutional Class and Class A shares, respectively.  For the six months ended February 28, 2019, expenses of $26,346 for the Municipal Bond Fund – Institutional Class, and $2,593 for the Municipal Bond Fund – Class A were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
August 31, 2019	$—	$87,351
August 31, 2020	$—	$154,601
August 31, 2021	$—	$100,645
February 28, 2022	$—	$28,939

5.	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Funds, which authorize the Funds to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Strategic Bond Fund’s average daily net assets for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Strategic Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the period ended February 28, 2019, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

		Shareholder
	12b-1 Fees	Servicing Fees
Strategic Bond Fund
Class A	$23	N/A
Class C	$26	$9
Municipal Bond Fund
Class A	$26,301	N/A

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator and Fund Accountant under an Administration Agreement. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the six months ended February 28, 2019, and owed as of February 28, 2019, are as follows:

Administration
and Accounting	Incurred		Owed
Strategic Bond Fund	$507,439		$264,558
Municipal Bond Fund	$109,800		$52,825

Transfer Agency	Incurred		Owed
Strategic Bond Fund	$211,971	(1)	$95,878	(1)
Municipal Bond Fund	$37,388		$17,860

(1) This amount does not include sub-transfer agency fees.

Custody	Incurred		Owed
Strategic Bond Fund	$54,013		$24,734
Municipal Bond Fund	$6,557		$3,354

The Funds each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2019, and owed as of February 28, 2019, are as follows:

	Incurred	Owed
Strategic Bond Fund	$6,502	$3,228
Municipal Bond Fund	$6,502	$3,255

7.	Capital Share Transactions
Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND – INSTITUTIONAL CLASS

SIX MONTHS ENDED		YEAR ENDED
FEBRUARY 28, 2019		AUGUST 31, 2018
Shares sold	107,391,734	37,515,273
Shares issued
to holders in
reinvestment
of distributions	1,303,521	2,268,381
Shares redeemed	(86,159,850)	(15,858,330)
Net increase	22,535,405	23,925,324

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2019 (Unaudited)

STRATEGIC BOND FUND – CLASS A

PERIOD ENDED
FEBRUARY 28, 2019(1)
Shares sold	12,822
Shares issued
to holders in
reinvestment
of distributions	29
Shares redeemed	(3)
Net increase	12,848

(1) Class A shares commenced operations on January 2, 2019.

STRATEGIC BOND FUND – CLASS C

PERIOD ENDED
FEBRUARY 28, 2019(1)
Shares sold	3,867
Shares issued
to holders in
reinvestment
of distributions	9
Shares redeemed	—
Net increase	3,876

(1) Class C shares commenced operations on January 2, 2019.

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS

SIX MONTHS ENDED		YEAR ENDED
FEBRUARY 28, 2019		AUGUST 31, 2018
Shares sold	2,561,119	3,319,588
Shares issued
to holders in
reinvestment
of distributions	103,779	166,951
Shares redeemed	(1,598,216)	(1,805,588)
Net increase	1,066,682	1,680,951

MUNICIPAL BOND FUND – CLASS A

SIX MONTHS ENDED		YEAR ENDED
FEBRUARY 28, 2019		AUGUST 31, 2018
Shares sold	55,392	242,566
Shares issued
to holders in
reinvestment
of distributions	9,779	21,279
Shares redeemed	(185,769)	(352,651)
Net decrease	(120,598)	(88,806)

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2019, are summarized below.

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Purchases
U.S. Government	$68,565,221	$—
Other	701,066,189	71,688,531
Sales
U.S. Government	$38,636,401	$—
Other	266,355,252	52,795,435

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2019, Charles Schwab & Company, Inc., for the benefit of its customers, held 75.69% of the Strategic Bond Fund’s outstanding Class C shares. At February 28, 2019, National Financial Services Corp. and  Charles Schwab & Company, Inc., for the benefit of its customers, held 28.91% and 25.74%, respectively, of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 28, 2019, National Financial Services Corp. and Charles Schwab & Company, Inc., for the benefit of its customers, held 59.96% and 31.56%, respectively, of the Municipal Bond Fund’s outstanding Class A shares.

10.	Line of Credit

At February 28, 2019, the Strategic Bond Fund and the Municipal Bond Fund each had a line of credit which matures on August 9, 2019 with a maximum borrowing equal to the lesser of $150,000,000 and $25,000,000, respectively, or 20% and 33.33%, respectively, of the fair value of unencumbered assets of each Fund. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate (5.50% as of February 28, 2019). The Funds did not utilize their lines of credit during the six months ended February 28, 2019.

The Funds did not have any outstanding balances on the lines of credit at February 28, 2019.

11.	New Accounting Pronouncement

In March 2017, the FASB issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the six months ended February 28, 2019.

12.	Subsequent Events

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2019 and determined there were no subsequent events that would require recognition or disclosure in the Financial Statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»  information we receive about you on applications or other forms;

»  information you give us orally; and

»  information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

EXPENSE EXAMPLE
Period Ended February 28, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase payments (Class A shares only) and redemption fees, and (2) ongoing costs, including management fees, distribution 12b-1 and service fees (Class A and Class C shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/18 – 2/28/19).

Actual Expenses
The following table provides information about actual account values and actual expenses for each Fund.  If you purchase Class A shares of the Funds you will pay an initial sales charge of 2.25% when you invest. The tables do not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $15.00 fee charged for wire redemptions. The tables also do not include portfolio trading commissions and related trading costs. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of the purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2018 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2018	FEBRUARY 28, 2019	FEBRUARY 28, 2019*
Actual	$1,000.00	$1,019.60	$3.96
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	JANUARY 2, 2019 –
CLASS A	JANUARY 2, 2019	FEBRUARY 28, 2019	FEBRUARY 28, 2019*
Actual	$1,000.00	$1,009.70	$1.88
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,005.93	$1.88

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 57/365 to reflect the period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	JANUARY 2, 2019 –
CLASS C	JANUARY 2, 2019	FEBRUARY 28, 2019	FEBRUARY 28, 2019*
Actual	$1,000.00	$1,008.70	$2.87
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,004.95	$2.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 57/365 to reflect the period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

EXPENSE EXAMPLE (CONT.)
Period Ended February 28, 2019 (Unaudited)

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2018 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2018	FEBRUARY 28, 2019	FEBRUARY 28, 2019*
Actual	$1,000.00	$1,026.00	$2.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2018 –
CLASS A	SEPTEMBER 1, 2018	FEBRUARY 28, 2019	FEBRUARY 28, 2019*
Actual	$1,000.00	$1,024.60	$4.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

ADDITIONAL INFORMATION
(Unaudited)

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

INDEPENDENT TRUSTEES
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Independent Trustees

Michael D.	Trustee	Indefinite Term;	28	Professor, Department of	Independent
Akers, Ph.D.		Since August 22,		Accounting, Marquette	Trustee, USA
615 E. Michigan St.		2001		University (2004–present);	MUTUALS (an
Milwaukee, WI				Chair, Department of	open-end
53202				Accounting, Marquette	investment
Year of Birth: 1955				University (2004–2017).	company with three
portfolios).

Gary A. Drska	Trustee	Indefinite Term;	28	Pilot, Frontier/Midwest	Independent
615 E. Michigan St.		Since August 22,		Airlines, Inc. (airline company)	Trustee, USA
Milwaukee, WI		2001		(1986–present).	MUTUALS (an
53202					open-end
Year of Birth: 1956					investment
company with three
portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	28	Retired (2011–present);	Independent
615 E. Michigan St.		Since October 23,		Managing Director, Chief	Trustee, Gottex
Milwaukee, WI		2009		Administrative Officer (“CAO”)	Trust (an open-end
53202				and Chief Compliance Officer	investment
Year of Birth: 1943				(“CCO”), Granite Capital	company)
				International Group, L.P.	(2010–2016);
				(an investment management	Independent
				firm) (1994–2011).	Manager, Ramius
IDF fund complex
(two closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex (three
closed-end
investment
companies)
(2010–2015).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Interested Trustee and Officers

Joseph C.	Chairperson	Indefinite Term;	28	President (2017–present),	Trustee, USA
Neuberger*	and Trustee	Since August 22,		Chief Operating Officer	MUTUALS (an
615 E. Michigan St.		2001		(2016–present), Executive	open-end
Milwaukee, WI				Vice President (1994–2017),	investment
53202				U.S. Bancorp	company) (2001–
Year of Birth: 1962				Fund Services, LLC.	2018); Trustee,
Buffalo Funds
(an open-end
investment
company)
(2003–2017).

John P. Buckel	President	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and Principal	Since January 24,		Fund Services, LLC
Milwaukee, WI	Executive	2013		(2004–present).
53202	Officer
Year of Birth: 1957

Jennifer A. Lima	Vice President,	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Since January 24,		Fund Services, LLC
Milwaukee, WI	and Principal	2013		(2002–present).
53202	Financial and
Year of Birth: 1974	Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite Term;	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Since July 1,		U.S. Bancorp Fund
Milwaukee, WI	Officer, Vice	2017		Services, LLC
53202	President and			(February 2017– present);
Year of Birth: 1985	Anti-Money			Vice President and
	Laundering			Assistant CCO, Heartland
	Officer			Advisors, Inc. (December
2016–January 2017);
Vice President and CCO,
Heartland Group, Inc.
(May 2016–November 2016);
Vice President, CCO and
Senior Legal Counsel
(May 2016–November 2016),
Assistant CCO and Senior
Legal Counsel (January
2016–April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite Term;	N/A	Vice President,	N/A
615 E. Michigan St.		Since May 29,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2012–present).
Year of Birth: 1981

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC who acts as principal underwriter for several series of the Trust, but not the Funds.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Officers

Kelly A. Burns	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since April 23,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2011–present).
Year of Birth: 1987

Melissa Aguinaga	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since July 1,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2010–present).
Year of Birth: 1987

Laura Carroll	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since August 20,		U.S. Bancorp Fund
Milwaukee, WI		2018		Services, LLC
53202				(2007–present).
Year of Birth: 1985

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX)

Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAM.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date: 4/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date: 4/30/2019

By (Signature and Title)*   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date: 4/30/2019

* Print the name and title of each signing officer under his or her signature.